UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT

COMPANIES

Investment Company Act file number 811-07083

Name of Fund: BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock MuniYield Arizona Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2017

Date of reporting period: 01/31/2017

Item 1 – Report to Stockholders

JANUARY 31, 2017

SEMI-ANNUAL REPORT (UNAUDITED)

BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

BlackRock MuniYield Arizona Fund, Inc. (MZA)

BlackRock MuniYield California Fund, Inc. (MYC)

BlackRock MuniYield Investment Fund (MYF)

BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Not FDIC Insured • May Lose Value • No Bank Guarantee

The Markets in Review

Dear Shareholder,

The 12 months ended January 31, 2017 was an exceptionally strong period for risk assets (such as stocks and high yield bonds), while higher-quality assets generated muted returns after struggling in the latter part of 2016. As the period began, worries about slowing growth in China and the instability of oil prices had global equity prices sliding. However, the broad market momentum shifted in the second half of 2016 as reflationary expectations in the United States helped drive a pick-up in global growth.

Markets were remarkably resilient during the period. Big surprises such as the United Kingdom’s vote to leave the European Union and the outcome of the U.S. presidential election brought spikes in equity market volatility, but they were ultimately short-lived. Instead, investors used the sell-offs to seize upon buying opportunities, allowing markets to quickly rebound. We believe this reinforces the case for taking the long view rather than reacting to short-term market noise.

The global reflationary theme — rising nominal growth, wages and inflation — was the dominant driver of asset returns during the period, outweighing significant political upheavals and uncertainty. This trend accelerated after the U.S. election and continued into the beginning of 2017, stoked by expectations for an extra boost to U.S. growth via fiscal policy.

Although economic momentum is gaining traction, the capacity for rapid global growth is restrained by structural factors including an aging population, low productivity growth and excess savings. A tempered economic growth trend and high valuations across most assets have set the stage for muted investment returns going forward.

Equity markets still have room to move, although the disparity between winners and losers is widening, making stock selection increasingly important. Fixed income investors are also facing challenges as bond markets recalibrate to accommodate rising rates and higher inflation expectations. And in a world where political risk and policy uncertainty abound, there is no lack of potential catalysts for higher volatility.

In this environment, investors need to think globally, extend their scope across a broad array of asset classes and be nimble as market conditions change. We encourage you to talk with your financial advisor and visit blackrock.com for further insight about investing in today’s markets.

Sincerely,

Rob Kapito

President, BlackRock Advisors, LLC

Rob Kapito

President, BlackRock Advisors, LLC

Total Returns as of January 31, 2017
	6-month	12-month
U.S. large cap equities (S&P 500® Index)	5.96%	20.04%
U.S. small cap equities (Russell 2000® Index)	12.43	33.53
International equities (MSCI Europe, Australasia, Far East Index)	3.49	12.03
Emerging market equities (MSCI Emerging Markets Index)	4.92	25.41
3-month Treasury bills (BofA Merrill Lynch 3-Month U.S. Treasury Bill Index)	0.20	0.37
U.S. Treasury securities (BofA Merrill Lynch 10-Year U.S. Treasury Index)	(7.87)	(3.26)
U.S. investment grade bonds (Bloomberg Barclays U.S. Aggregate Bond Index)	(2.95)	1.45
Tax-exempt municipal bonds (S&P Municipal Bond Index)	(2.94)	0.24
U.S. high yield bonds (Bloomberg Barclays U.S. Corporate High Yield 2% Issuer Capped Index)	6.09	20.77
Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. You cannot invest directly in an index.

2	THIS PAGE NOT PART OF YOUR FUND REPORT

SEMI-ANNUAL REPORT	JANUARY 31, 2017	3

Municipal Market Overview

For the Reporting Period Ended January 31, 2017

Municipal Market Conditions

Municipal bonds generated modestly positive performance for the period, in spite of vastly rising interest rates as a result of generally stronger economic data, signs of inflation pressures, Fed monetary policy normalization, and market expectations for pro-growth fiscal policy. However, ongoing reassurance from the Fed that rates would be increased gradually and would likely remain low overall resulted in strong demand for fixed income investments. Investors favored the income, relative yield, and stability of municipal bonds amid bouts of interest rate volatility (bond prices rise as rates fall) resulting from the United Kingdom’s decision to leave the European Union, the contentious U.S. election, and widening central bank divergence — i.e., policy easing outside the United States while the Fed slowly commences policy tightening. During the 12 months ended January 31, 2017, municipal bond funds garnered net inflows of approximately $24 billion (based on data from the Investment Company Institute).

For the same 12-month period, total new issuance remained robust from a historical perspective at $451 billion (significantly above the $394 billion issued in the prior 12-month period). A noteworthy portion of new supply during this period was attributable to refinancing activity (roughly 60%) as issuers continued to take advantage of low interest rates and a flatter yield curve to reduce their borrowing costs.

S&P Municipal Bond Index
Total Returns as of January 31, 2017
6 months: (2.94)%
12 months: 0.24%

A Closer Look at Yields

From January 31, 2016 to January 31, 2017, yields on AAA-rated 30-year municipal bonds increased by 33 basis points (“bps”) from 2.75% to 3.08%, while 10-year rates rose by 61 bps from 1.71% to 2.32% and 5-year rates increased 63 bps from 1.00% to 1.63% (as measured by Thomson Municipal Market Data). The municipal yield curve modestly flattened over the 12-month period with the spread between 2- and 30-year maturities flattening by 9 bps and the spread between 10- and 30-year maturities flattening by 28 bps.

During the same time period, on a relative basis, tax-exempt municipal bonds broadly underperformed U.S. Treasuries with the greatest underperformance experienced in the intermediate part of the yield curve. In absolute terms, the positive performance of municipal bonds was driven largely by a supply/demand imbalance within the municipal market as investors sought income and incremental yield in an environment where opportunities became increasingly scarce. More broadly, municipal bonds came under pressure post the November U.S. election, erasing a bulk of year-to-date performance and influencing a strong pattern of mutual fund inflows to turn negative in the closing months of the period. The asset class is known for its lower relative volatility and preservation of principal with an emphasis on income as tax rates rise.

Financial Conditions of Municipal Issuers

The majority of municipal credits remain strong, despite well-publicized distress among a few issuers. Four of the five states with the largest amount of debt outstanding — California, New York, Texas and Florida — have exhibited markedly improved credit fundamentals during the slow national recovery. However, several states with the largest unfunded pension liabilities have seen their bond prices decline noticeably and remain vulnerable to additional price deterioration. On the local level, Chicago’s credit quality downgrade is an outlier relative to other cities due to its larger pension liability and inadequate funding remedies. BlackRock maintains the view that municipal bond defaults will remain minimal and in the periphery while the overall market is fundamentally sound. We continue to advocate careful credit research and believe that a thoughtful approach to structure and security selection remains imperative amid uncertainty in a modestly improving economic environment.

The opinions expressed are those of BlackRock as of January 31, 2017, and are subject to change at any time due to changes in market or economic conditions. The comments should not be construed as a recommendation of any individual holdings or market sectors. Investing involves risk including loss of principal. Bond values fluctuate in price so the value of your investment can go down depending on market conditions. Fixed income risks include interest-rate and credit risk. Typically, when interest rates rise, there is a corresponding decline in bond values. Credit risk refers to the possibility that the bond issuer will not be able to make principal and interest payments. There may be less information on the financial condition of municipal issuers than for public corporations. The market for municipal bonds may be less liquid than for taxable bonds. Some investors may be subject to Alternative Minimum Tax (AMT). Capital gains distributions, if any, are taxable.

The Standard & Poor’s Municipal Bond Index, a broad, market value-weighted index, seeks to measure the performance of the U.S. municipal bond market. All bonds in the index are exempt from U.S. federal income taxes or subject to the alternative minimum tax. Past performance is no guarantee of future results. Index performance is shown for illustrative purposes only. It is not possible to invest directly in an index.

4	SEMI-ANNUAL REPORT	JANUARY 31, 2017

The Benefits and Risks of Leveraging

The Funds may utilize leverage to seek to enhance the distribution rate on, and net asset value (“NAV”) of, their common shares (“Common Shares”). However, these objectives cannot be achieved in all interest rate environments.

In general, the concept of leveraging is based on the premise that the financing cost of leverage, which is based on short-term interest rates, is normally lower than the income earned by a Fund on its longer-term portfolio investments purchased with the proceeds from leverage. To the extent that the total assets of the Funds (including the assets obtained from leverage) are invested in higher-yielding portfolio investments, the Funds’ shareholders benefit from the incremental net income. The interest earned on securities purchased with the proceeds from leverage is paid to shareholders in the form of dividends, and the value of these portfolio holdings is reflected in the per share NAV.

To illustrate these concepts, assume a Fund’s Common Shares capitalization is $100 million and it utilizes leverage for an additional $30 million, creating a total value of $130 million available for investment in longer-term income securities. If prevailing short-term interest rates are 3% and longer-term interest rates are 6%, the yield curve has a strongly positive slope. In this case, a Fund’s financing costs on the $30 million of proceeds obtained from leverage are based on the lower short-term interest rates. At the same time, the securities purchased by a Fund with the proceeds from leverage earn income based on longer-term interest rates. In this case, a Fund’s financing cost of leverage is significantly lower than the income earned on a Fund’s longer-term investments acquired from leverage proceeds, and therefore the holders of Common Shares (“Common Shareholders”) are the beneficiaries of the incremental net income.

However, in order to benefit Common Shareholders, the return on assets purchased with leverage proceeds must exceed the ongoing costs associated with the leverage. If interest and other costs of leverage exceed the Funds’ return on assets purchased with leverage proceeds, income to shareholders is lower than if the Funds had not used leverage. Furthermore, the value of the Funds’ portfolio investments generally varies inversely with the direction of long-term interest rates, although other factors can influence the value of portfolio investments. In contrast, the value of the Funds’ obligations under their respective leverage arrangements generally does not fluctuate in relation to interest rates. As a result, changes in interest rates can influence the Funds’ NAVs positively or negatively. Changes in the future direction of interest rates are very difficult to predict accurately, and there is no assurance that a Fund’s intended leveraging strategy will be successful.

The use of leverage also generally causes greater changes in each Fund’s NAV, market price and dividend rates than comparable portfolios without leverage. In a declining market, leverage is likely to cause a greater decline in the NAV and market price of a Fund’s Common Shares than if the Fund were not leveraged. In addition, each Fund may be required to sell portfolio securities at inopportune times or at distressed values in order to comply with regulatory requirements applicable to the use of leverage or as required by the terms of leverage instruments, which may cause the Funds to incur losses. The use of leverage may limit a Fund’s ability to invest in certain types of securities or use certain types of hedging strategies. Each Fund incurs expenses in connection with the use of leverage, all of which are borne by Common Shareholders and may reduce income to the Common Shares. Moreover, to the extent the calculation of the Funds’ investment advisory fees includes assets purchased with the proceeds of leverage, the investment advisory fees payable to the Funds’ investment adviser will be higher than if the Funds did not use leverage.

To obtain leverage, each Fund has issued Variable Rate Demand Preferred Shares (“VRDP Shares”), and/or leveraged its assets through the use of tender option bond trusts (“TOB Trusts”) as described in the Notes to Financial Statements.

Under the Investment Company Act of 1940, as amended (the “1940 Act”), each Fund is permitted to issue debt up to 33 1/3% of its total managed assets or equity securities (e.g., Preferred Shares) up to 50% of its total managed assets. A Fund may voluntarily elect to limit its leverage to less than the maximum amount permitted under the 1940 Act. In addition, a Fund may also be subject to certain asset coverage, leverage or portfolio composition requirements imposed by the Preferred Shares’ governing instruments or by agencies rating the Preferred Shares, which may be more stringent than those imposed by the 1940 Act.

If a Fund segregates or designates on its books and records cash or liquid assets having a value not less than the value of a Fund’s obligations under the TOB Trust (including accrued interest), a TOB Trust is not considered a senior security and is not subject to the foregoing limitations and requirements under the 1940 Act.

Derivative Financial Instruments

The Funds may invest in various derivative financial instruments. These instruments are used to obtain exposure to a security, commodity, index, market, and/or other asset without owning or taking physical custody of securities, commodities and/or other referenced assets or to manage market, equity, credit, interest rate, foreign currency exchange rate, commodity and/or other risks. Derivative financial instruments may give rise to a form of economic leverage and involve risks, including the imperfect correlation between the value of a derivative financial instrument and the underlying asset, possible default of the counterparty to the transaction or illiquidity of the instrument. The Funds’ successful use of a derivative financial instrument depends on the investment adviser’s ability to predict pertinent market movements accurately, which cannot be assured. The use of these instruments may result in losses greater than if they had not been used, may limit the amount of appreciation a Fund can realize on an investment and/or may result in lower distributions paid to shareholders. The Funds’ investments in these instruments are discussed in detail in the Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	5

Fund Summary as of January 31, 2017	BlackRock Muni New York Intermediate Duration Fund, Inc.

Fund Overview

BlackRock Muni New York Intermediate Duration Fund, Inc.’s (MNE) (the “Fund”) investment objective is to provide shareholders with high current income exempt from federal income tax and New York State and New York City personal income taxes. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income tax (except that the interest may be subject to the federal alternative minimum tax) and New York State and New York City personal income taxes. Under normal market conditions, the Fund invests at least 75% of its assets in municipal obligations that are investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. Under normal market conditions, the Fund invests at least 80% of its assets in municipal obligations with a duration of three to ten years. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on New York Stock Exchange (“NYSE”)	MNE
Initial Offering Date	August 1, 2003
Yield on Closing Market Price as of January 31, 2017 ($13.61)[1]	4.39%
Tax Equivalent Yield[2]	8.88%
Current Monthly Distribution per Common Share[3]	$0.0498
Current Annualized Distribution per Common Share[3]	$0.5976
Economic Leverage as of January 31, 2017[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.59%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MNE[1,2]	(11.41)%	(5.71)%
Lipper Intermediate Municipal Debt Funds[3]	(6.35)%	(4.82)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s discount to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions. The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn. The New York municipal market faced the added challenge of elevated new-issue supply in late 2016.

•

At the sector level, exposure to the transportation, health care and education sectors detracted from performance. Holdings in longer-duration bonds, which were more sensitive to rising yields, also detracted. (Duration is a measure of interest-rate sensitivity.) Credit spreads widened during the period, so the Fund’s holdings in lower-rated investment-grade bonds were a further detractor.

•

Portfolio income, which was enhanced by the Fund’s use of leverage, made a positive contribution during a period of falling prices. However, leverage also served to accentuate the price declines associated with rising yields.

•

At a time when lower-quality, longer-dated bonds experienced the largest underperformance, the Fund’s positions in high-quality, short-dated issues performed relatively well and helped mitigate the impact of the market decline. The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

6	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock Muni New York Intermediate Duration Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$13.61	$15.75	(13.59)%	$16.30	$13.27
Net Asset Value	$15.01	$16.32	(8.03)%	$16.34	$14.80

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/17	7/31/16
Transportation	24%	25%
County/City/Special District/School District	21	21
Education	21	21
Health	10	12
State	10	7
Utilities	7	6
Corporate	3	4
Housing	3	3
Tobacco	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]	1/31/17	7/31/16
AAA/Aaa	12%	10%
AA/Aa	49	48
A	22	23
BBB/Baa	12	12
BB/Ba	1	3
N/R2	4	4

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either Standard & Poor’s (“S&P”) or Moody’s Investors Service (“Moody’s”) if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2017 and July 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade each represents 4% of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	4%
2018	5
2019	9
2020	6
2021	16

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	7

Fund Summary as of January 31, 2017	BlackRock MuniYield Arizona Fund, Inc.

Fund Overview

BlackRock MuniYield Arizona Fund, Inc.’s (MZA) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and Arizona income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and Arizona income taxes. Under normal market conditions, the Fund expects to invest at least 75% of its assets in municipal obligations that are investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE MKT	MZA
Initial Offering Date	October 29, 1993
Yield on Closing Market Price as of January 31, 2017 ($14.90)[1]	4.99%
Tax Equivalent Yield[2]	9.24%
Current Monthly Distribution per Common Share[3]	$0.062
Current Annualized Distribution per Common Share[3]	$0.744
Economic Leverage as of January 31, 2017[4]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 45.97%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MZA[1,2]	(13.61)%	(4.81)%
Lipper Other States Municipal Debt Funds[3]	(8.44)%	(5.37)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s premium to NAV narrowed during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•

Arizona’s municipal bond market, though finishing in negative territory, nonetheless outpaced the broader national indices due to a favorable balance of relatively low new-issue supply and solid investor demand. The state’s economy continued to experience steady improvement, highlighted by better-than-average population and job growth. In addition, investors continued to react favorably to the conservative debt management employed by Arizona’s municipalities.

•

The Fund’s duration positioning detracted from performance on an absolute basis, reflecting the aggressive increase in municipal bond yields. (Duration is a measure of interest-rate sensitivity.) The Fund’s exposure to the long end of the yield curve also detracted, as longer-term bonds sold off more than shorter-term issues. Additionally, holdings in the healthcare-related sectors underperformed due to uncertainty surrounding the future of the Affordable Care Act.

•

Portfolio income, which was enhanced by the Fund’s use of leverage, made a positive contribution during a period of falling prices. However, leverage also served to accentuate the price declines associated with rising yields. The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

8	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniYield Arizona Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$14.90	$17.68	(15.72)%	$18.06	$13.90
Net Asset Value	$14.32	$15.42	(7.13)%	$15.42	$14.07

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/17		7/31/16
Education	22%		20%
Utilities	20		22
County/City/Special District/School District	19		20
Health	13		12
Corporate	12		12
State	9		9
Transportation	3		3
Tobacco	2		2
Housing	—	[3]	—

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]	1/31/17	7/31/16
AAA/Aaa	9%	10%
AA/Aa	56	55
A	15	15
BBB/Baa	9	10
BB/Ba	8	6
N/R2	3	4

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2017 and July 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade represents 3% and 4%, respectively, of the Fund’s total investments.

[3]	Represents less than 1%.

Call/Maturity Schedule[4]
Calendar Year Ended December 31,
2017	2%
2018	23
2019	8
2020	9
2021	10

[4]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	9

Fund Summary as of January 31, 2017	BlackRock MuniYield California Fund, Inc.

Fund Overview

BlackRock MuniYield California Fund, Inc.’s (MYC) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal and California income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax) and California income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality, or are considered by the Fund’s adviser to be of comparable quality, at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade or deemed equivalent at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MYC
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2017 ($15.96)[1]	5.26%
Tax Equivalent Yield[2]	10.72%
Current Monthly Distribution per Common Share[3]	$0.07
Current Annualized Distribution per Common Share[3]	$0.84
Economic Leverage as of January 31, 2017[4]	42%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 50.93%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]

The monthly distribution per Common Share, declared on March 1, 2017, was decreased to $0.062 per share. The yield on closing market price, current monthly distribution per Common Share and current annualized distribution per Common Share do not reflect the new distribution rate. The new distribution rate is not constant and is subject to change in the future.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MYC[1,2]	(4.12)%	(6.52)%
Lipper California Municipal Debt Funds[3]	(8.72)%	(5.28)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s premium to NAV widened during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•

California underperformed the national tax-exempt market, reflecting an unwinding of previously tight credit spreads for state and local issues, together with a larger calendar of new issuance. Despite the after-tax value provided by California municipal bonds for retail investors subject to the state’s high tax brackets, California funds were not immune to the redemptions experienced by both the general market and high-yield products in the latter part of the period.

•

The Fund’s positions on the long end of the yield curve detracted from performance in the environment of rising yields. In addition, positions in lower-rated investment-grade (such as those rated A and BBB) fared worse than high-grade securities as credit spreads widened.

•

All sectors experienced negative returns in the six month reporting period, but the Fund’s positions in health care suffered the weakest performance due to uncertainty surrounding the future of the Affordable Care Act. The Fund’s use of leverage, which amplifies the effect of interest rate movements, also detracted.

•

On the positive side, the Fund’s holdings in shorter duration securities held up relatively well during periods of market volatility. (Duration is a measure of interest rate sensitivity.) The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

10	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniYield California Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$15.96	$17.43	(8.43)%	$17.89	$14.66
Net Asset Value	$15.24	$17.07	(10.72)%	$17.10	$14.95

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/17	7/31/16
County/City/Special District/School District	40%	39%
Health	15	14
Education	14	15
Transportation	11	7
State	8	9
Utilities	6	11
Tobacco	4	3
Corporate	1	1
Housing	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]	1/31/17	7/31/16
AAA/Aaa	5%	4%
AA/Aa	68	71
A	20	21
BBB/Baa	2	1
BB/Ba	_	1
B/B	4	1
N/R2	1	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2017 and July 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade each represents less than 1% of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	6%
2018	7
2019	14
2020	7
2021	11

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	11

Fund Summary as of January 31, 2017	BlackRock MuniYield Investment Fund

Fund Overview

BlackRock MuniYield Investment Fund’s (MYF) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may be subject to the federal alternative minimum tax). Under normal market conditions, the Fund primarily invests in municipal bonds that are investment grade quality at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade, or are considered by the Fund’s adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MYF
Initial Offering Date	February 28, 1992
Yield on Closing Market Price as of January 31, 2017 ($15.26)[1]	6.13%
Tax Equivalent Yield[2]	10.83%
Current Monthly Distribution per Common Share[3]	$0.078
Current Annualized Distribution per Common Share[3]	$0.936
Economic Leverage as of January 31, 2017[4]	41%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal tax rate of 43.4%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MYF[1,2]	(7.56)%	(4.62)%
Lipper General & Insured Municipal Debt Funds (Leveraged)[3]	(7.34)%	(5.63)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s premium to NAV narrowed during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•	Positions in longer-dated, low investment-grade rated transportation and health care bonds detracted from results.

•

Portfolio income, which was enhanced by the Fund’s use of leverage, made a positive contribution during a period of falling prices. However, leverage also served to accentuate the price declines associated with rising yields.

•

At a time when lower-quality, longer-dated bonds experienced the largest underperformance, the Fund’s positions in high-quality, short-dated issues performed relatively well and helped mitigate the impact of the market decline. The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

12	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniYield Investment Fund

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$15.26	$17.02	(10.34)%	$17.48	$14.32
Net Asset Value	$14.83	$16.03	(7.49)%	$16.03	$14.63

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/17	7/31/16
Transportation	27%	30%
County/City/Special District/School District	19	19
Health	16	14
Utilities	15	15
Education	9	8
State	6	6
Corporate	3	3
Tobacco	3	3
Housing	2	2

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]	1/31/17	7/31/16
AAA/Aaa	8%	8%
AA/Aa	54	55
A	24	26
BBB/Baa	6	6
BB/Ba	2	1
B	1	1
N/R2	5	3

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of not-rated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2017 and July 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade represents 1% and less than 1% of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	1%
2018	12
2019	30
2020	12
2021	17

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	13

Fund Summary as of January 31, 2017	BlackRock MuniYield New Jersey Fund, Inc.

Fund Overview

BlackRock MuniYield New Jersey Fund, Inc.’s (MYJ) (the “Fund”) investment objective is to provide shareholders with as high a level of current income exempt from federal income taxes and New Jersey personal income tax as is consistent with its investment policies and prudent investment management. The Fund seeks to achieve its investment objective by investing at least 80% of its assets in municipal obligations exempt from federal income taxes (except that the interest may subject to the federal alternative minimum tax) and New Jersey personal income taxes. Under normal market conditions, the Fund invests primarily in long-term municipal obligations that are investment grade quality at the time of investment. The Fund may invest up to 20% of its total assets in securities rated below investment grade, or are considered by the Fund’s adviser to be of comparable quality, at the time of purchase. The Fund may invest directly in such securities or synthetically through the use of derivatives.

No assurance can be given that the Fund’s investment objective will be achieved.

Fund Information
Symbol on NYSE	MYJ
Initial Offering Date	May 1, 1992
Yield on Closing Market Price as of January 31, 2017 ($15.56)[1]	5.78%
Tax Equivalent Yield[2]	11.22%
Current Monthly Distribution per Common Share[3]	$0.075
Current Annualized Distribution per Common Share[3]	$0.900
Economic Leverage as of January 31, 2017[4]	39%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price. Past performance does not guarantee future results.

[2]

Tax equivalent yield assumes the maximum marginal federal and state tax rate of 48.48%, which includes the 3.8% Medicare tax. Actual tax rates will vary based on income, exemptions and deductions. Lower taxes will result in lower tax equivalent yields.

[3]	The distribution rate is not constant and is subject to change.

[4]

Represents VRDP Shares and TOB Trusts as a percentage of total managed assets, which is the total assets of the Fund, including any assets attributable to VRDP Shares and TOB Trusts, minus the sum of accrued liabilities. For a discussion of leveraging techniques utilized by the Fund, please see The Benefits and Risks of Leveraging on page 5.

Performance

Returns for the six months ended January 31, 2017 were as follows:

	Returns Based On
	Market Price	NAV
MYJ[1,2]	(8.51)%	(5.85)%
Lipper New Jersey Municipal Debt Funds[3]	(9.68)%	(6.06)%

[1]	All returns reflect reinvestment of dividends and/or distributions.

[2]	The Fund’s premium to NAV narrowed during the period, which accounts for the difference between performance based on price and performance based on NAV.

[3]	Average return.

Performance results may include adjustments made for financial reporting purposes in accordance with U.S. generally accepted accounting principles.

The following discussion relates to the Fund’s absolute performance based on NAV:

•

Municipal bonds lost ground in the six-month reporting period. After producing slightly positive returns in August, municipal bonds began to move lower in September and October due to a pick-up in new tax-exempt issuance and rising yields in the U.S. Treasury market. (Prices and yields move in opposite directions.) The weakness accelerated in November once Donald Trump’s election victory caused investors to adjust their expectations in favor of stronger growth and tighter Fed policy. The municipal market subsequently stabilized and retraced some of its losses in December and January as the relative attractiveness of the asset class brought in new investors, but the modest rally was insufficient to make up for the earlier downturn.

•

New Jersey underperformed the broader U.S. municipal bond market. The state’s credit rating remained under pressure due to continuing budgetary issues, lagging job growth versus the national averages, continued population out-migration and concerns about its pension-funding difficulties.

•

At the sector level, exposure to the state tax-backed, transportation and education sectors detracted from performance. Holdings in longer-duration bonds, which were more sensitive to rising yields, also detracted. (Duration is a measure of interest-rate sensitivity.) Credit spreads widened during the six month reporting period, so the Fund’s holdings in lower-rated investment-grade bonds were a further detractor.

•

Portfolio income, which was enhanced by the Fund’s use of leverage, made a positive contribution during a period of falling prices. However, leverage also served to accentuate the price declines associated with rising yields.

•

At a time when lower-quality, longer-dated bonds experienced the largest underperformance, the Fund’s positions in high-quality, short-dated issues performed relatively well and helped mitigate the impact of the market decline. The Fund sought to manage interest rate risk using U.S. Treasury futures. Given that Treasury yields rose as prices fell, this aspect of the Fund’s positioning had a positive effect on returns.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

14	SEMI-ANNUAL REPORT	JANUARY 31, 2017

BlackRock MuniYield New Jersey Fund, Inc.

Market Price and Net Asset Value Per Share Summary

	1/31/17	7/31/16	Change	High	Low
Market Price	$15.56	$17.49	(11.03)%	$17.62	$15.19
Net Asset Value	$15.50	$16.93	(8.45)%	$16.94	$15.29

Market Price and Net Asset Value History For the Past Five Years

Overview of the Fund’s Total Investments*

Sector Allocation	1/31/17	7/31/16
Transportation	36%	35%
Education	18	18
County/City/Special District/School District	17	17
State	13	14
Corporate	7	7
Health	6	6
Housing	2	2
Utilities	1	1

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Credit Quality Allocation[1]	1/31/17	7/31/16
AA/Aa	42%	44%
A	44	43
BBB/Baa	11	10
BB/Ba	2	2
N/R2	1	1

[1]

For financial reporting purposes, credit quality ratings shown above reflect the highest rating assigned by either S&P or Moody’s if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

[2]

The investment adviser evaluates the credit quality of unrated investments based upon certain factors including, but not limited to, credit ratings for similar investments and financial analysis of sectors and individual investments. Using this approach, the investment adviser has deemed certain of these unrated securities as investment grade quality. As of January 31, 2017 and July 31, 2016, the market value of unrated securities deemed by the investment adviser to be investment grade each represents 1% of the Fund’s total investments.

Call/Maturity Schedule[3]
Calendar Year Ended December 31,
2017	6%
2018	11
2019	11
2020	6
2021	20

[3]	Scheduled maturity dates and/or bonds that are subject to potential calls by issuers over the next five years.

*	Excludes short-term securities.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	15

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New York — 128.9%
Corporate — 5.5%
Build NYC Resource Corp., Refunding RB:
Ethical Culture Fieldston School Project, 5.00%, 6/01/30	$385	$436,455
Pratt Paper, Inc. Project, AMT, 4.50%, 1/01/25 (a)	500	520,355
The Packer Collegiate Institute Project, 5.00%, 6/01/35	250	275,750
County of Onondaga New York Industrial Development Agency, RB, Bristol-Meyers Squibb Co. Project, AMT, 5.75%, 3/01/24	500	596,115
Niagara Area Development Corp., Refunding RB, Solid Waste Disposal Facility, Covanta Energy Project, Series B, 4.00%, 11/01/24 (a)	500	501,275
Utility Debt Securitization Authority, Refunding RB, New York Restructuring, Series E, 5.00%, 12/15/32	1,000	1,150,800

		3,480,750
County/City/Special District/School District — 22.3%
Amherst Development Corp., Refunding RB, University at Buffalo Foundation Faculty-Student Housing Corp., Series A (AGM), 4.00%, 10/01/24	1,000	1,046,670
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A (AGM), 4.00%, 7/15/29	1,000	1,044,950
City of New York New York, GO, Refunding, Series E:
5.25%, 8/01/22	2,000	2,349,480
5.00%, 8/01/30	1,250	1,422,250
City of New York New York, GO:
Sub-Series A-1, 5.00%, 8/01/33	700	789,166
Sub-Series I-1, 5.50%, 4/01/21	1,500	1,641,420
Sub-Series I-1, 5.13%, 4/01/25	750	810,997
City of New York New York Industrial Development Agency, RB, PILOT, Queens Baseball Stadium (AMBAC), 5.00%, 1/01/31	1,000	1,001,960
City of New York New York Industrial Development Agency, Refunding ARB, Transportation Infrastructure Properties LLC, Series A, AMT, 5.00%, 7/01/22	750	819,945
City of Yonkers New York, GO, Refunding, Series B, 5.00%, 8/01/24	490	568,126
Haverstraw-Stony Point Central School District, GO, Refunding, (AGM), 5.00%, 10/15/33	300	342,645
Hudson Yards Infrastructure Corp., RB, Series A, 5.75%, 2/15/47	1,000	1,131,870
New York Convention Center Development Corp., Refunding RB, 5.00%, 11/15/32	20	22,787
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.00%, 11/15/31	1,000	1,113,620

		14,105,886
Education — 30.0%
Build NYC Resource Corp., Refunding RB, 5.00%, 7/01/33	2,000	2,142,500
City of New York New York Trust for Cultural Resources, Refunding RB, American Museum of Natural History, Series A, 5.00%, 7/01/32	500	567,820
County of Buffalo & Erie New York Industrial Land Development Corp., Refunding RB, Buffalo State College Foundation Housing, 6.00%, 10/01/31	1,000	1,145,220
County of Monroe New York Industrial Development Corp., Refunding RB, Series A, 5.00%, 7/01/30	1,000	1,147,350
County of Nassau New York Industrial Development Agency, Refunding RB, New York Institute of Technology Project, Series A, 5.00%, 3/01/20 (b)	1,000	1,109,010
County of Schenectady New York Capital Resource Corp., Refunding RB, Union College, 5.00%, 7/01/32	500	554,120

Municipal Bonds	Par (000)	Value
New York (continued)
Education (continued)
New York State Dormitory Authority, Refunding RB, Pace University, Series A, 5.00%, 5/01/27	$980	$1,040,897
State of New York Dormitory Authority, RB:
Convent of the Sacred Heart (AGM), 4.00%, 11/01/18	500	523,865
Convent of the Sacred Heart (AGM), 5.00%, 11/01/21	120	136,624
Fordham University, Series A, 5.25%, 7/01/25	500	560,940
Icahn School of Medicine at Mount Sinai, Series A, 5.00%, 7/01/32	1,000	1,103,910
Mount Sinai School of Medicine, 5.50%, 7/01/19 (b)	1,000	1,101,100
Mount Sinai School of Medicine, Series A (NPFGC), 5.15%, 7/01/24	250	291,520
Series A, 5.00%, 3/15/32	1,000	1,142,520
Touro College & University System Obligation Group, Series A, 4.13%, 1/01/30	1,000	988,620
State of New York Dormitory Authority, Refunding RB:
Fordham University, 5.00%, 7/01/29	375	425,603
Fordham University, 5.00%, 7/01/30	300	338,988
Series B, 5.00%, 7/01/31	1,500	1,726,470
State University Dormitory Facilities, Series A, 5.25%, 7/01/30	1,050	1,210,093
The Culinary Institute of America, 5.00%, 7/01/28	500	541,965
Troy Capital Resource Corp., Refunding RB, 5.00%, 8/01/32	1,000	1,125,640

		18,924,775
Health — 16.6%
Build NYC Resource Corp., Refunding RB, New York Methodist Hospital Project, 5.00%, 7/01/30	500	554,290
County of Dutchess New York Industrial Development Agency, RB, Vassar Brothers Medical Center (AGC), 5.00%, 4/01/21	215	238,899
County of Dutchess New York Local Development Corp., Refunding RB, Health Quest System, Inc., Series A (AGM), 5.25%, 7/01/25	1,000	1,096,390
County of Westchester New York Healthcare Corp., Refunding RB, Senior Lien:
Remarketing, Series A, 5.00%, 11/01/24	910	1,009,390
Remarketing, Series A, 5.00%, 11/01/30	580	628,430
Series B, 6.00%, 11/01/20 (b)	205	238,753
Series B, 6.00%, 11/01/30	35	38,768
County of Westchester New York Local Development Corp., Refunding RB:
Kendal On Hudson Project, 4.00%, 1/01/23	250	269,703
Kendal On Hudson Project, 5.00%, 1/01/28	875	954,826
Westchester Medical Center, 5.00%, 11/01/34	500	535,055
State of New York Dormitory Authority, RB, Series A:
New York State Association for Retarded Children, Inc., 5.30%, 7/01/23	450	489,929
New York University Hospitals Center, 5.00%, 7/01/20 (b)	1,000	1,119,330
State of New York Dormitory Authority, Refunding RB:
Columbia University, Series B, 5.00%, 10/01/31	250	297,750
Mount Sinai Hospital Series A, 4.25%, 7/01/23	250	267,588
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	1,270	1,421,841
North Shore-Long Island Jewish Obligated Group, Series A, 5.00%, 5/01/32	500	547,335
Yonkers New York Industrial Development Agency, RB, Sacred Heart Association Project, Series A, AMT (SONYMA), 4.80%, 10/01/26	750	751,980

		10,460,257

See Notes to Financial Statements.

16	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds	Par (000)	Value
New York (continued)
Housing — 2.2%
City of New York New York Housing Development Corp., RB, M/F Housing:
Series B1, 5.25%, 7/01/30	$500	$569,275
Series H-2-A, Remarketing, AMT, 5.00%, 11/01/30	780	789,360

		1,358,635
State — 11.1%
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.00%, 1/15/23	575	613,824
City of New York New York Transitional Finance Authority, RB, Series S-1, 5.00%, 7/15/37	1,140	1,279,696
State of New York Dormitory Authority, RB:
Haverstraw King’s Daughters Public Library, 5.00%, 7/01/26	1,015	1,142,646
Municipal Health Facilities Lease, Sub-Series 2-4, 5.00%, 1/15/27	600	621,108
State of New York Thruway Authority, Refunding RB, Series A-1, 5.00%, 4/01/22	1,000	1,084,280
State of New York Urban Development Corp., Refunding RB, Personal Income Tax, Series A, 5.00%, 3/15/35	1,990	2,276,461

		7,018,015
Tobacco — 1.3%
County of Niagara New York Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, 5.25%, 5/15/34	500	550,095
New York Counties Tobacco Trust, Refunding RB, Tobacco Settlement Pass-Through, 5.00%, 6/01/30	265	290,236

		840,331
Transportation — 34.6%
Metropolitan Transportation Authority, RB:
Series A, 5.00%, 11/15/27	1,000	1,131,320
Series A-1, 5.25%, 11/15/33	500	570,260
Series B, 5.25%, 11/15/33	1,000	1,149,100
Series B (NPFGC), 5.25%, 11/15/19	860	949,113
Sub-Series B-1, 5.00%, 11/15/24	460	526,502
Sub-Series B-4, 5.00%, 11/15/24	300	343,371
Sub-Series D-1, 5.25%, 11/15/44	225	256,732
New York State Thruway Authority, RB, Junior Lien, Series A, 5.00%, 1/01/34	2,000	2,244,300
New York Transportation Development Corp., RB, LaGuardia Airport Terminal B Redevelopment Project, Series A, AMT, 5.00%, 7/01/34	1,000	1,080,920
New York Transportation Development Corp., Refunding RB, American Airlines, Inc., AMT, 5.00%, 8/01/26	1,000	1,041,980
Port Authority of New York & New Jersey, ARB, JFK International Air Terminal LLC Project, 5.00%, 12/01/20	1,000	1,096,570
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/21	2,000	2,270,240
Port Authority of New York & New Jersey, Refunding ARB, Consolidated, 152nd Series, AMT, 5.00%, 11/01/23	500	522,495
Port Authority of New York & New Jersey, Refunding RB, AMT:
178th Series, 5.00%, 12/01/32	1,000	1,112,250
Consolidated, 152nd Series, 5.00%, 11/01/24	1,000	1,044,860
State of New York Thruway Authority, Refunding RB, General:
Series I, 5.00%, 1/01/37	660	730,726
Series K, 5.00%, 1/01/32	1,035	1,169,757
Triborough Bridge & Tunnel Authority, RB:
Series B, 5.00%, 11/15/31	2,005	2,331,193
Series B-3, 5.00%, 11/15/33	500	576,315

Municipal Bonds	Par (000)	Value
New York (continued)
Transportation (continued)
Triborough Bridge & Tunnel Authority, Refunding RB, Series A:
5.00%, 11/15/24	$1,000	$1,174,660
5.00%, 1/01/27	500	571,915

		21,894,579
Utilities — 5.3%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution, Series DD, 5.00%, 6/15/32	250	262,228
Long Island Power Authority, Refunding RB, Electric System, Series A:
5.50%, 4/01/19 (b)	500	546,125
5.00%, 9/01/34	1,000	1,106,840
State of New York Environmental Facilities Corp., Refunding RB, NYC Municipal Water Finance Authority Project, 2nd Resolution, Series B, 5.00%, 6/15/31	1,000	1,121,370
Upper Mohawk Valley Regional Water Finance Authority, Refunding RB:
4.00%, 4/01/25	125	139,506
5.00%, 4/01/26	160	191,861

		3,367,930
Total Municipal Bonds in New York		81,451,158

Puerto Rico — 2.2%
Housing — 2.2%
Puerto Rico Housing Finance Authority, Refunding RB, M/F Housing, Subordinate, Capital Fund Modernization, 5.13%, 12/01/27	1,360	1,434,582
Total Municipal Bonds — 131.1%		82,885,740

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
New York — 27.4%
County/City/Special District/School District — 10.5%
City of New York New York, GO, Refunding, Series E, 5.00%, 8/01/27	599	650,736
City of New York New York, GO:
Series I, 5.00%, 3/01/32	991	1,123,619
Sub-Series G-1, 5.00%, 4/01/29	750	852,015
City of New York New York Convention Center Development Corp., Refunding RB, Hotel Unit Fee Secured, 5.00%, 11/15/32	3,540	4,033,370

		6,659,740
Education — 2.8%
State of New York Dormitory Authority, Refunding RB, Series E, 5.25%, 3/15/33	1,500	1,759,665
State — 4.5%
Sales Tax Asset Receivable Corp., Refunding RB, Fiscal 2015, Series A, 5.00%, 10/15/31	990	1,154,904
State of New York Urban Development Corp., RB, Personal Income Tax, Series A-1, 5.00%, 3/15/32	1,499	1,714,969

		2,869,873

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	17

Schedule of Investments (continued)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
New York (continued)
Transportation — 4.4%
Metropolitan Transportation Authority, RB, Series B, 5.25%, 11/15/25 (b)	$749	$831,249
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, AMT, 5.00%, 10/15/26	750	835,508
Port Authority of New York & New Jersey, RB, 178th Series, AMT, 5.00%, 12/01/32	991	1,102,227

		2,768,984
Utilities — 5.2%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System:
2nd General Resolution, Fiscal 2011, Series HH, 5.00%, 6/15/32	1,560	1,745,187
Series A, 4.75%, 6/15/17 (b)	283	286,463
Series A, 4.75%, 6/15/30	1,217	1,233,412

		3,265,062
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 27.4%		17,323,324
Total Long-Term Investments (Cost — $96,412,470) — 158.5%		100,209,064

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (d)(e)	621,655	$621,718
Total Short-Term Securities (Cost — $621,655) — 1.0%		621,718
Total Investments (Cost — $97,034,125) — 159.5%		100,830,782
Other Assets Less Liabilities — 1.2%		779,521
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (14.1)%		(8,956,357)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (46.6)%		(29,451,639)

Net Assets Applicable to Common Shares — 100.0%		$63,202,307

Notes to Schedule of Investments

(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	315,667	305,988	621,655	$621,718	$4,408	$912	$62
[1] Includes net capital gain distributions.

(e)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Long (Short)	Issue	Expiration	Notional Value	Unrealized Depreciation
(13)	5-Year U.S. Treasury Note	March 2017	$1,532,273	$(3,873)
(45)	10-Year U.S. Treasury Note	March 2017	$5,601,094	(13,443)
(16)	Long U.S. Treasury Bond	March 2017	$2,413,500	(2,631)
1	Ultra Long U.S. Treasury Bond	March 2017	$160,687	(289)
Total				$(20,236)

See Notes to Financial Statements.

18	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$20,236	—	$20,236

[1] Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$266,297	—	$266,297
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$32,659	—	$32,659

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$80,344
Average notional value of contracts — short	$6,375,535

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$100,209,064	—	$100,209,064
Short-Term Securities	$621,718	—	—	621,718

Total	$621,718	$100,209,064	—	$100,830,782

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(20,236)	—	—	$(20,236)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(8,939,171)	—	$(8,939,171)
VRDP Shares at Liquidation Value	—	(29,600,000)	—	(29,600,000)

Total	—	$(38,539,171)	—	$(38,539,171)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	19

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield Arizona Fund, Inc. (MZA) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Arizona — 146.1%
Corporate — 18.2%
County of Maricopa Arizona Pollution Control Corp., Refunding RB, Southern California Edison Co., Series A, 5.00%, 6/01/35	$4,350	$4,726,754
County of Pima Arizona IDA, RB, Tucson Electric Power Co. Project, Series A, 5.25%, 10/01/40	1,000	1,095,380
County of Pima Arizona IDA, Refunding RB, Tucson Electric Power Co. Project, Series A, 4.00%, 9/01/29	1,000	1,034,930
Salt Verde Financial Corp., RB, Senior:
5.50%, 12/01/29	2,000	2,353,840
5.00%, 12/01/37	2,500	2,824,350

		12,035,254
County/City/Special District/School District — 30.5%
City of Tucson Arizona, COP, (AGC), 5.00%, 7/01/19 (a)	1,000	1,088,990
County of Maricopa Arizona School District No. 28 Kyrene Elementary, GO, School Improvement Project of 2010, Series B:
5.50%, 7/01/29	480	573,355
5.50%, 7/01/30	400	475,948
County of Maricopa Arizona Unified School District No. 89 Dysart, GO, School Improvement Project of 2006, Series C, 6.00%, 7/01/28	1,000	1,069,120
County of Maricopa Unified School District No 11-Peoria, GO, 5.00%, 7/01/35	1,250	1,403,075
County of Mohave Arizona Unified School District No. 20 Kingman, GO, School Improvement Project of 2006, Series C (AGC), 5.00%, 7/01/26	1,000	1,089,490
County of Pinal Arizona, RB, 5.00%, 8/01/33	250	280,503
Gilbert Public Facilities Municipal Property Corp., RB, 5.50%, 7/01/27	2,000	2,167,780
Greater Arizona Development Authority, RB, Santa Cruz County Jail, Series 2, 5.25%, 8/01/31	1,155	1,210,960
Marana Municipal Property Corp., RB, Series A, 5.00%, 7/01/28	2,500	2,612,800
Phoenix-Mesa Gateway Airport Authority, RB, Mesa Project, AMT, 5.00%, 7/01/38	3,600	3,838,608
Town of Buckeye Arizona, RB, 5.00%, 7/01/43	4,000	4,397,320

		20,207,949
Education — 35.5%
Arizona Board of Regents, COP, Refunding, University of Arizona, Series C, 5.00%, 6/01/30	2,595	2,881,592
Arizona Industrial Development Authority, Refunding RB, Series A, 5.13%, 7/01/37 (b)	500	503,505
Arizona State University, RB, Series C (a):
6.00%, 7/01/18	970	1,037,900
6.00%, 7/01/18	350	374,500
6.00%, 7/01/18	425	454,750
6.00%, 7/01/18	400	428,000
Arizona State University, Refunding RB, 5.00%, 6/01/39	2,050	2,315,598
City of Phoenix Arizona IDA, RB:
Candeo School, Inc. Project, 6.63%, 7/01/33	500	557,225
Great Hearts Academies — Veritas Project, 6.30%, 7/01/42	500	535,290
Great Hearts Academies Project, Series A, 5.00%, 7/01/44	2,000	2,073,880
Legacy Traditional Schools Project, Series A, 6.75%, 7/01/44 (b)	440	494,362
Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (b)	500	476,500
City of Phoenix Arizona IDA, Refunding RB:
Basis Schools, Inc. Projects, 5.00%, 7/01/45 (b)	1,000	979,160
Basis Schools, Inc. Projects, Series A, 5.00%, 7/01/46 (b)	1,500	1,466,040

Municipal Bonds	Par (000)	Value
Arizona (continued)
Education (continued)
City of Phoenix Arizona IDA, Refunding RB (continued):
Great Hearts Academies Projects, 5.00%, 7/01/46	$500	$517,335
Legacy Traditional School Projects, 5.00%, 7/01/45 (b)	500	477,370
County of Maricopa Arizona IDA, RB, Reid Traditional Schools Projects, 5.00%, 7/01/47	1,000	1,034,120
County of Maricopa Arizona IDA, Refunding RB, Paradise Schools Projects, 5.00%, 7/01/47 (b)	1,000	973,660
McAllister Academic Village LLC, Refunding RB, Arizona State University, 5.00%, 7/01/39	500	550,435
Northern Arizona University, RB, Stimulus Plan for Economic and Educational Development, 5.00%, 8/01/38	3,000	3,283,320
Student & Academic Services LLC, RB, 5.00%, 6/01/39	1,400	1,548,078
Town of Florence, Inc. Arizona, IDA, ERB, Legacy Traditional School Project, Queen Creek and Casa Grande Campuses, 6.00%, 7/01/43	500	527,975

		23,490,595
Health — 21.0%
Arizona Health Facilities Authority, RB, Catholic Healthcare West, Series B-2 (AGM), 5.00%, 3/01/41	500	534,380
Arizona Health Facilities Authority, Refunding RB:
Banner Health, Series D, 5.50%, 1/01/18 (a)	4,000	4,166,440
Phoenix Children’s Hospital, Series A, 5.00%, 2/01/42	1,000	1,049,070
Scottsdale Lincoln Hospitals Project, Series A, 5.00%, 12/01/42	1,750	1,898,435
City of Tempe Arizona IDA, Refunding RB, Friendship Village of Tempe, Series A, 6.25%, 12/01/42	500	527,815
County of Maricopa Arizona IDA, RB, Catholic Healthcare West, Series A, 6.00%, 7/01/39	170	184,115
County of Maricopa Arizona IDA, Refunding RB, Banner Health Obligation Group, Series A:
3.25%, 1/01/37	1,290	1,172,920
5.00%, 1/01/38	1,320	1,487,019
County of Yavapai IDA, Refunding RB, Northern Arizona Healthcare System, 5.25%, 10/01/26	1,000	1,117,110
University Medical Center Corp., RB, 6.50%, 7/01/19 (a)	500	561,650
University Medical Center Corp., Refunding RB, 6.00%, 7/01/21 (a)	1,000	1,185,950

		13,884,904
Housing — 0.2%
City of Phoenix & County of Maricopa Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae):
Series A-1, 5.75%, 5/01/40	20	21,112
Series A-2, 5.80%, 7/01/40	30	30,607
City of Phoenix & County of Pima Arizona IDA, Refunding RB, S/F Housing, AMT (Fannie Mae):
Series 1, 5.25%, 8/01/38	11	10,721
Series 2, 5.50%, 12/01/38	39	40,124

		102,564
State — 14.4%
Arizona Department of Transportation State Highway Fund, RB, Series B, 5.00%, 7/01/18 (a)	4,000	4,221,000
Arizona School Facilities Board, COP (a):
5.13%, 9/01/18	1,000	1,063,040
5.75%, 9/01/18	2,000	2,145,660
State of Arizona, RB, Lottery Revenue, Series A (AGM), 5.00%, 7/01/29	1,930	2,088,646

		9,518,346

See Notes to Financial Statements.

20	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Municipal Bonds	Par (000)	Value
Arizona (continued)
Transportation — 4.4%
City of Phoenix Arizona Civic Improvement Corp., RB, Senior Lien, Series A, AMT, 5.00%, 7/01/33	$1,000	$1,045,410
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Junior Lien, Series A, 5.00%, 7/01/40	1,000	1,084,960
City of Phoenix Arizona Civic Improvement Corp., Refunding RB:
Senior Lien, AMT, 5.00%, 7/01/32	700	773,402

		2,903,772
Utilities — 21.9%
City of Lake Havasu City Arizona Wastewater System Revenue, RB, Series B, 5.00%, 7/01/40	3,500	3,901,380
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Senior Lien, 5.50%, 7/01/22	2,000	2,121,300
City of Phoenix Civic Improvement Corp., RB, Series B, 5.50%, 7/01/41	100	126,703
County of Pinal Arizona, RB, Electric District No. 4, 6.00%, 12/01/18 (a)	2,000	2,176,640
County of Pinal Arizona, Refunding RB, Electric District No. 3, 5.25%, 7/01/21 (a)	2,500	2,892,200
County of Pinal Arizona IDA, RB, San Manuel Facility Project, AMT, 6.25%, 6/01/26	500	498,410
Salt River Project Agricultural Improvement & Power District, RB, Series A, 5.00%, 1/01/18 (a)	500	518,530
Salt River Project Agricultural Improvement & Power District, Refunding RB, Series A, 5.00%, 12/01/41	2,000	2,267,680

		14,502,843
Total Municipal Bonds in Arizona		96,646,227

Puerto Rico — 2.8%
Tobacco — 2.8%
Children’s Trust Fund Tobacco Settlement, Refunding RB, Asset-Backed Bonds, 5.63%, 5/15/43	1,845	1,844,852
Total Municipal Bonds — 148.9%		98,491,079

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
Arizona — 10.0%
Utilities — 10.0%
City of Mesa Arizona, RB, Utility System, 5.00%, 7/01/35	$3,000	$3,357,720
City of Phoenix Arizona Civic Improvement Corp., Refunding RB, Water System, Junior Lien, Series A, 5.00%, 7/01/19 (a)	3,000	3,269,970
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.0%		6,627,690
Total Long-Term Investments (Cost — $99,840,064) — 158.9%		105,118,769

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (d)(e)	492,249	492,298
Total Short-Term Securities (Cost — $492,255) — 0.8%		492,298
Total Investments (Cost — $100,332,319) — 159.7%		105,611,067
Other Assets Less Liabilities — 1.0%		683,592
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (4.5)%		(3,001,810)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (56.2)%		(37,142,366)

Net Assets Applicable to Common Shares — 100.0%		$66,150,483

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(d)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	776,573	(284,324)	492,249	$492,298	$1,362	$43	$43
[1] Includes net capital gain distributions.

(e)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	21

Schedule of Investments (continued)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Appreciation (Depreciation)
(8)	5-Year U.S. Treasury Note	March 2017	$942,937	$(987)
(30)	10-Year U.S. Treasury Note	March 2017	$3,734,063	(3,509)
(21)	Long U.S. Treasury Bond	March 2017	$3,167,719	7,841
(1)	Ultra U.S. Treasury Bond	March 2017	$160,687	429
Total				$3,774

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Assets — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized appreciation[1]	—	—	—	—	$8,270	—	$8,270
Liabilities — Derivative Financial Instruments
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$4,496	—	$4,496

[1] Includes cumulative appreciation (depreciation) on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts		—	—	—	—	$305,267	—	$305,267
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts		—	—	—	—	$20,108	—	$20,108

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$5,682,016

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

22	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Arizona Fund, Inc. (MZA)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$105,118,769	—	$105,118,769
Short-Term Securities	$492,298	—	—	492,298

Total	$492,298	$105,118,769	—	$105,611,067

Derivative Financial Instruments[2]
Assets:
Interest rate contracts	$8,270	—	—	$8,270
Liabilities:
Interest rate contracts	(4,496)	—	—	(4,496)

Total	$3,774	—	—	$3,774

[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(3,000,000)	—	$(3,000,000)
VRDP Shares at Liquidation Value	—	(37,300,000)	—	(37,300,000)

Total	—	$(40,300,000)	—	$(40,300,000)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	23

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield California Fund, Inc. (MYC) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
California — 84.6%
Corporate — 1.3%
City of Chula Vista California, Refunding RB, San Diego Gas & Electric, Series D, 5.88%, 1/01/34	$4,000	$4,369,280
County/City/Special District/School District — 27.5%
City of Los Angeles California, COP, Senior, Sonnenblick Del Rio West Los Angeles (AMBAC), 6.20%, 11/01/31	2,000	2,007,020
City of Los Angeles California Municipal Improvement Corp., RB, Real Property, Series E, 6.00%, 9/01/19 (a)	2,660	2,979,227
City of San Jose California Hotel Tax, RB, Convention Center Expansion & Renovation Project:
6.50%, 5/01/36	1,520	1,764,310
6.50%, 5/01/42	1,860	2,154,903
County of Los Angeles California Metropolitan Transportation Authority, Refunding RB, Series A, 5.00%, 7/01/42 (b)	4,000	4,647,800
County of Riverside California Public Financing Authority, RB, Capital Facilities Project, 5.25%, 11/01/45	5,000	5,702,850
County of San Joaquin California Transportation Authority, Refunding RB, Limited Tax, Measure K, Series A, 6.00%, 3/01/36	2,440	2,823,446
County of Santa Clara California Financing Authority, Refunding LRB, Series L, 5.25%, 5/15/18 (a)	16,000	16,885,440
Foothill-De Anza Community College District, GO, Refunding, 4.00%, 8/01/40	3,500	3,637,515
Garden Grove Unified School District, GO, Election of 2010, Series C, 5.25%, 8/01/40	5,500	6,285,180
Los Angeles Community College District, GO, Refunding, 5.00%, 8/01/38	1,500	1,742,355
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/20 (a)	2,000	2,265,640
Los Angeles Unified School District, GO, Election of 2008, Series A, 4.00%, 7/01/40	8,500	8,664,220
Oak Grove School District, GO, Election of 2008, Series A:
5.50%, 8/01/19 (a)	1,120	1,238,362
5.50%, 8/01/33	880	963,213
Ohlone Community College District, GO, Election of 2010, Series A, 5.25%, 8/01/21 (a)	7,135	8,297,291
Pico Rivera Public Financing Authority, RB, 5.75%, 9/01/19 (a)	6,035	6,729,206
Riverside Community Properties Development, Inc., RB, Riverside County Law Building Project, 6.00%, 10/15/38	5,000	5,845,200
Turlock Irrigation District, Refunding RB, 1st Priority, 5.00%, 1/01/33	1,750	2,015,807
West Contra Costa California Unified School District, GO, Election of 2012, Series A, 5.50%, 8/01/39	2,500	2,906,675

		89,555,660
Education — 4.7%
California Educational Facilities Authority, Refunding RB:
Pitzer College, 6.00%, 4/01/40	2,500	2,826,050
San Francisco University, 6.13%, 10/01/36	1,745	2,042,261
California Municipal Finance Authority, RB, Emerson College, 6.00%, 1/01/42	2,750	3,119,050
California School Finance Authority, RB:
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.00%, 7/01/33	1,500	1,671,840

Municipal Bonds	Par (000)	Value
California (continued)
Education (continued)
California School Finance Authority, RB (continued):
Alliance College-Ready Public Schools — 2023 Union LLC Project, Series A, 6.30%, 7/01/43	$3,000	$3,376,140
Value Schools, 6.65%, 7/01/33	595	660,444
Value Schools, 6.90%, 7/01/43	1,330	1,487,126

		15,182,911
Health — 12.8%
California Health Facilities Financing Authority, RB:
Children’s Hospital, Series A, 5.25%, 11/01/41	9,700	10,717,821
Sutter Health, Series B, 6.00%, 8/15/42	7,530	8,576,218
California Health Facilities Financing Authority, Refunding RB:
Catholic Healthcare West, Series A, 6.00%, 7/01/19 (a)	10,000	11,111,900
Sutter Health, Series B, 5.00%, 11/15/36	280	316,028
California Statewide Communities Development Authority, RB, Sutter Health, Series A, 6.00%, 8/15/42	8,110	9,236,803
Washington Township Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/38	1,625	1,859,650

		41,818,420
Housing — 1.1%
County of Santa Clara California Housing Authority, RB, John Burns Gardens Apartments Project, Series A, AMT, 6.00%, 8/01/41	3,500	3,502,380
State — 6.7%
State of California, GO, Various Purposes, 6.00%, 4/01/38	2,000	2,194,060
State of California Public Works Board, LRB:
Department of Developmental Services, Potterville, Series C, 6.25%, 4/01/19 (a)	1,610	1,785,747
Department of Education, Riverside Campus Project, Series B, 6.50%, 4/01/34	10,000	11,063,000
Various Capital Projects, Series I, 5.50%, 11/01/33	1,510	1,780,562
Various Capital Projects, Sub-Series I-1, 6.38%, 11/01/19 (a)	4,400	5,017,056

		21,840,425
Tobacco — 6.6%
Golden State Tobacco Securitization Corp., Refunding RB, Asset-Backed, Senior, Series A-1, 5.75%, 6/01/47	22,085	21,697,187
Transportation — 14.3%
City & County of San Francisco California Airports Commission, ARB, Series E, 6.00%, 5/01/39	5,215	5,735,926
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, 5.00%, 5/01/46	5,785	6,514,026
City & County of San Francisco California Airports Commission, Refunding ARB, 2nd Series A, AMT, 5.25%, 5/01/33	1,440	1,598,198
City & County of San Francisco California Airports Commission, Refunding ARB, San Francisco International Airport, Series A, AMT, 5.00%, 5/01/46	2,055	2,252,424
City of Los Angeles California Department of Airports, ARB, Los Angeles International Airport Series A, AMT, 5.00%, 5/15/42	3,520	3,873,866

See Notes to Financial Statements.

24	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Municipal Bonds	Par (000)	Value
California ( continued)
Transportation (continued)
City of Los Angeles California Department of Airports, Refunding ARB, Los Angeles International Airport, Series A, 5.25%, 5/15/39	$3,605	$3,903,206
City of San Jose California, RB, Series A-1, AMT (AGM):
5.50%, 3/01/30	1,000	1,117,620
5.75%, 3/01/34	1,000	1,133,100
City of San Jose California, Refunding ARB, Series A-1, AMT, 6.25%, 3/01/34	1,400	1,607,564
County of Sacramento California, Refunding ARB, Senior Series A, 5.00%, 7/01/41	8,280	9,233,608
County of Sacramento California, ARB:
PFC/Grant, Sub-Series D, 6.00%, 7/01/35	3,000	3,186,540
Senior Series B, 5.75%, 7/01/39	900	952,038
San Francisco Port Commission California, RB, Series A, 5.13%, 3/01/40	5,075	5,507,491

		46,615,607
Utilities — 9.6%
City of Los Angeles California Department of Water & Power, RB, Power System, Series A, 5.00%, 7/01/46	1,000	1,136,990
City of Los Angeles California Department of Water & Power, Refunding RB, Series A:
5.25%, 7/01/39	4,000	4,519,560
5.00%, 7/01/46	2,225	2,539,059
City of Petaluma California Wastewater, Refunding RB, 6.00%, 5/01/36	2,645	3,057,594
Dublin-San Ramon Services District Water Revenue, Refunding RB, 6.00%, 8/01/41	2,420	2,788,566
Eastern Municipal Water District, Refunding RB, Series A:
5.00%, 7/01/38	1,930	2,207,090
5.00%, 7/01/42	5,000	5,700,450
Metropolitan Water District of Southern California, RB, Series A, 5.00%, 7/01/37	4,500	4,570,920
Oceanside Public Financing Authority, Refunding RB, Series A:
5.25%, 5/01/30	1,245	1,450,014
5.25%, 5/01/33	2,810	3,231,640

		31,201,883
Total Municipal Bonds — 84.6%		275,783,753

Municipal Bonds Transferred to Tender Option Bond Trusts (c)
California — 87.9%
County/City/Special District/School District — 41.7%
California Health Facilities Financing Authority, RB, Sutter Health, Series A, 5.00%, 11/15/41	11,000	12,220,890
Chabot-Las Positas Community College District, GO, Refunding, 4.00%, 8/01/37	3,410	3,532,828
City of Los Angeles California, Refunding RB, Series A, 5.00%, 6/01/39	9,870	10,608,375
County of Los Angeles California Public Works Financing Authority, Refunding RB, Series A:
5.00%, 12/01/39	17,850	20,046,799
5.00%, 12/01/44	14,095	15,757,173
Los Angeles Community College District California, GO:
Election of 2001, Series E-1, 5.00%, 8/01/18	14,850	15,744,713

Municipal Bonds Transferred to Tender Option Bond Trusts (c)	Par (000)	Value
California (continued)
County/City/Special District/School District (continued)
Los Angeles Community College District California, GO (continued):
Election of 2008, Series C, 5.25%, 8/01/20 (a)(d)	$9,682	$10,967,406
Los Angeles Community College District California, GO, Refunding, Series A, 6.00%, 8/01/19 (a)	3,828	4,280,910
Palomar California Community College District, GO, Election of 2006, Series C, 5.00%, 8/01/44	15,140	17,034,165
San Diego Community College District California, GO, Election of 2002, 5.25%, 8/01/19 (a)	7,732	8,502,073
San Marcos Unified School District, GO, Election of 2010, Series A, 5.00%, 8/01/38	15,520	17,257,774

		135,953,106
Education — 18.9%
California State University, Refunding RB, Systemwide, Series A, 4.00%, 11/01/35	12,250	12,641,755
University of California, RB, Series AM, 5.25%, 5/15/44	11,950	13,825,075
University of California, Refunding RB:
5.00%, 5/15/38	4,000	4,595,240
Series A, 5.00%, 11/01/43	5,001	5,686,748
Series I, 5.00%, 5/15/40	21,875	24,788,858

		61,537,676
Health — 12.5%
California Statewide Communities Development Authority, Refunding RB, Cottage Health System Obligation, 5.00%, 11/01/43	26,870	29,279,164
Regents of the University of California Medical Center Pooled Revenue, Refunding RB, Series L, 5.00%, 5/15/47	10,280	11,553,075

		40,832,239
State — 7.9%
State of California, GO, Refunding, Various Purposes:
4.00%, 9/01/34	13,790	14,290,163
5.00%, 9/01/35	10,115	11,589,240

		25,879,403
Transportation — 5.4%
City of Los Angeles California Department of Airports, ARB, Series A, AMT, 5.00%, 5/15/45	10,045	11,074,768
County of San Diego Regional Transportation Commission, Refunding RB, Series A, 5.00%, 4/01/48	5,750	6,581,163

		17,655,931
Utilities — 1.5%
Eastern Municipal Water District, COP, Series H, 5.00%, 7/01/18 (a)	4,748	5,014,385
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 87.9%		286,872,740
Total Long-Term Investments (Cost — $542,979,423) — 172.5%		562,656,493

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	25

Schedule of Investments (continued)	BlackRock MuniYield California Fund, Inc. (MYC)

Short-Term Securities	Shares	Value
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (e)(f)	518,658	$518,710
Total Short-Term Securities (Cost — $518,696) — 0.2%		518,710
Total Investments (Cost — $543,498,119) — 172.7%		563,175,203
Other Assets Less Liabilities — 0.0%		79,249
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (40.3)%		(131,385,166)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (32.4)%		(105,685,519)

Net Assets Applicable to Common Shares — 100.0%		$326,183,767

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	When-issued security.

(c)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

(d)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on August 1, 2018 is $5,101,199. See Note 4 of the Notes to Financial Statements for details.

(e)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	418,955	99,703	518,658	$518,710	$2,696	$2,523	$14
[1] Includes net capital gain distributions.

(f)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(24)	5-Year U.S. Treasury Note	March 2017	$2,828,812	$(4,530)
(124)	10-Year U.S. Treasury Note	March 2017	$15,434,125	(9,975)
(97)	Long U.S. Treasury Bond	March 2017	$14,631,844	(11,378)
(18)	Ultra U.S. Treasury Bond	March 2017	$2,892,375	(13,149)
Total				$(39,032)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments			Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation	[1]	—	—	—	—	$39,032	—	$39,032

[1] Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

See Notes to Financial Statements.

26	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniYield California Fund, Inc. (MYC)

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$858,474	—	$858,474
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$38,705	—	$38,705

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — long	$485,000	[1]
Average notional value of contracts — short	$22,133,938
[1] Actual amounts for the period are shown due to limited outstanding derivative financial instruments as of each quarter.

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$562,656,493	—	$562,656,493
Short-Term Securities	$518,710	—	—	518,710

Total	$518,710	$562,656,493	—	$563,175,203

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(39,032)	—	—	$(39,032)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(131,100,632)	—	$(131,100,632)
VRDP Shares at Liquidation Value	—	(105,900,000)	—	(105,900,000)

Total	—	$(237,000,632)	—	$(237,000,632)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	27

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield Investment Fund (MYF) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
Alabama — 0.3%
City of Selma Alabama IDB, RB, Gulf Opportunity Zone, International Paper Co. Project, Series A, 5.38%, 12/01/35	$545	$604,961
Alaska — 0.8%
Alaska Municipal Bond Bank Authority, RB (a):
5.75%, 9/01/18	975	1,046,702
5.75%, 9/01/18	25	26,834
Northern Tobacco Securitization Corp., Refunding RB, Tobacco Settlement, Asset-Backed, Series A, 5.00%, 6/01/46	690	581,028

		1,654,564
Arizona — 1.3%
Arizona Industrial Development Authority, Refunding RB, Basis Schools, Inc. Projects, Series A, 5.38%, 7/01/50 (b)(c)	1,645	1,656,400
City of Phoenix Arizona IDA, RB, Legacy Traditional Schools Projects, Series A, 5.00%, 7/01/46 (b)	1,070	1,019,710

		2,676,110
California — 14.6%
California Educational Facilities Authority, RB, University of Southern California, Series A, 5.25%, 10/01/18 (a)	2,740	2,934,787
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 6.00%, 8/15/42	1,645	1,873,556
California Health Facilities Financing Authority, Refunding RB, Catholic Healthcare West, Series A, 6.00%, 7/01/19 (a)	710	788,945
California Statewide Communities Development Authority, Refunding RB, Series A (b):
Lancer Educational Student Housing Project, 5.00%, 6/01/36	1,360	1,338,390
Lancer Educational Student Housing Project, 5.00%, 6/01/46	1,680	1,613,018
Loma Linda University Medical Center, 5.00%, 12/01/46	405	414,068
City & County of San Francisco California Airports Commission, Refunding ARB, AMT, Series A:
2nd, 5.50%, 5/01/28	1,065	1,230,544
2nd, 5.25%, 5/01/33	830	921,184
5.00%, 5/01/44	1,275	1,379,486
City of Los Angeles California Department of Water & Power, RB, Power System, Sub-Series A-1, 5.25%, 7/01/38	2,000	2,113,580
City of San Jose California, Refunding ARB, Series A-1, AMT, 5.50%, 3/01/30	1,500	1,678,290
Kern Community College District, GO, Safety, Repair & Improvement, Series C, 5.50%, 11/01/33	1,620	1,912,361
San Diego Regional Building Authority, RB, County Operations Center & Annex, Series A, 5.38%, 2/01/19 (a)	1,310	1,419,149
State of California, GO, Various Purposes, 6.00%, 3/01/33	2,535	2,869,392
State of California Public Works Board, LRB, Various Capital Projects, Series I, 5.50%, 11/01/31	1,000	1,180,540
State of California Public Works Board, RB, Department of Corrections & Rehabilitation, Series F, 5.25%, 9/01/33	835	977,443
Township of Washington California Health Care District, GO, Election of 2004, Series B, 5.50%, 8/01/40	625	714,806
University of California, Refunding RB, The Regents of Medical Center, Series J, 5.25%, 5/15/38	3,730	4,285,919

		29,645,458

Municipal Bonds	Par (000)	Value
Colorado — 1.0%
City & County of Denver Colorado Airport System, ARB, Series A, AMT:
5.50%, 11/15/28	$1,000	$1,135,870
5.50%, 11/15/30	330	371,973
5.50%, 11/15/31	400	449,748

		1,957,591
Delaware — 0.3%
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	500	537,490
District of Columbia — 0.5%
District of Columbia, Refunding RB, GeorgeTown University:
5.00%, 4/01/35	280	316,937
5.00%, 4/01/36	280	315,913
5.00%, 4/01/42	325	364,907

		997,757
Florida — 7.2%
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/33	675	773,584
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/45	985	1,063,229
County of Hillsborough Florida Aviation Authority, Refunding ARB, Tampa International Airport, Series A, AMT, 5.50%, 10/01/29	1,995	2,253,731
County of Lee Florida, Refunding ARB, Series A, AMT, 5.38%, 10/01/32	2,000	2,213,920
County of Lee Florida HFA, RB, S/F Housing, Multi-County Program, Series A-2, AMT (Ginnie Mae), 6.00%, 9/01/40	200	201,948
County of Manatee Florida HFA, RB, S/F Housing, Series A, AMT (Ginnie Mae, Fannie Mae & Freddie Mac), 5.90%, 9/01/40	220	223,069
County of Miami-Dade Florida, RB, Seaport Department:
Series A, 5.38%, 10/01/33	1,170	1,295,342
Series B, AMT, 6.25%, 10/01/38	525	621,805
Series B, AMT, 6.00%, 10/01/42	700	806,358
County of Miami-Dade Florida Aviation, Refunding ARB, Series A, AMT, 5.00%, 10/01/31	2,440	2,660,576
Orange County Health Facilities Authority, Refunding RB, Presbyterian Retirement Communities Project, 5.00%, 8/01/41	1,000	1,051,730
Reedy Creek Florida Improvement District, GO, Series A, 5.25%, 6/01/32	1,200	1,380,768

		14,546,060
Hawaii — 1.2%
State of Hawaii Department of Transportation, COP, AMT:
5.25%, 8/01/25	485	546,318
5.25%, 8/01/26	525	586,325
State of Hawaii Department of Transportation, RB, Series A, AMT, 5.00%, 7/01/45	1,135	1,218,752

		2,351,395
Idaho — 0.3%
Idaho Health Facilities Authority, RB, Trinity Health Credit Group, 5.00%, 12/01/46	480	534,029
Illinois — 14.8%
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, 5.00%, 1/01/41	1,000	1,058,010
City of Chicago Illinois O’Hare International Airport, GARB, 3rd Lien, Series C, 6.50%, 1/01/21 (a)	6,065	7,214,257

See Notes to Financial Statements.

28	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Illinois (continued)
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts:
5.25%, 12/01/36	$1,000	$1,068,430
5.25%, 12/01/40	1,000	1,066,150
County of Cook Illinois Community College District No. 508, GO, City College of Chicago:
5.50%, 12/01/38	1,000	1,072,780
5.25%, 12/01/43	1,500	1,582,605
Illinois Finance Authority, RB, Carle Foundation, Series A, 6.00%, 8/15/41	4,000	4,540,120
Illinois Finance Authority, Refunding RB:
Central DuPage Health, Series B, 5.38%, 11/01/39	1,200	1,313,208
Northwestern Memorial Hospital, Series A, 6.00%, 8/15/39	4,160	4,590,602
Presence Health Network, Series C, 4.00%, 2/15/41	910	755,655
Railsplitter Tobacco Settlement Authority, RB:
5.50%, 6/01/23	1,370	1,544,113
6.00%, 6/01/28	390	443,395
State of Illinois, GO:
5.25%, 2/01/32	2,200	2,242,548
5.50%, 7/01/33	1,000	1,042,140
5.50%, 7/01/38	415	429,010

		29,963,023
Indiana — 4.4%
City of Valparaiso Indiana, RB, Exempt Facilities, Pratt Paper LLC Project, AMT, 6.75%, 1/01/34	1,350	1,591,974
County of Allen Indiana, RB, StoryPoint Fort Wayne Project, Series A-1 (b)(c):
6.63%, 1/15/34	170	168,387
6.75%, 1/15/43	255	252,822
6.88%, 1/15/52	515	508,578
Indiana Finance Authority, Refunding RB, Marquette Project, 4.75%, 3/01/32	700	693,280
Indiana Municipal Power Agency, RB, Series B, 6.00%, 1/01/19 (a)	4,525	4,938,902
Town of Chesterton Indiana, RB, StoryPoint Chesterton Project, Series A-1, 6.38%, 1/15/51 (b)	720	697,565

		8,851,508
Iowa — 1.0%
Iowa Finance Authority, Refunding RB, Midwestern Disaster Area, Iowa Fertilizer Co. Project:
5.50%, 12/01/22	1,260	1,266,300
5.25%, 12/01/25	865	863,426

		2,129,726
Kansas — 1.8%
Kansas Development Finance Authority, Refunding RB, Adventist Health System/Sunbelt Obligated Group, Series C, 5.50%, 11/15/29	3,275	3,593,461
Louisiana — 2.3%
Lake Charles Harbor & Terminal District, RB, Series B, AMT (AGM), 5.50%, 1/01/29	1,500	1,722,525
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,420	1,632,929
Tobacco Settlement Financing Corp., Refunding RB, Asset-Backed, Series A, 5.50%, 5/15/29	1,195	1,262,733

		4,618,187
Maine — 1.4%
Maine Health & Higher Educational Facilities Authority, RB, Maine General Medical Center, 7.50%, 7/01/32	2,500	2,833,075

Municipal Bonds	Par (000)	Value
Maryland — 0.4%
City of Baltimore Maryland, Tax Allocation Bonds, Center/West Development, Series A, 5.38%, 6/01/36	$585	$584,602
Maryland Health & Higher Educational Facilities Authority, RB, Trinity Health Credit Group, 5.00%, 12/01/46	275	305,206

		889,808
Massachusetts — 2.3%
Massachusetts HFA, Refunding RB, AMT:
Series B, 5.50%, 6/01/41	975	1,000,009
Series C, 5.35%, 12/01/42	1,545	1,638,009
Series F, 5.70%, 6/01/40	1,890	1,944,110

		4,582,128
Michigan — 2.7%
City of Lansing Michigan, RB, Board of Water & Light Utilities System, Series A, 5.50%, 7/01/41	1,805	2,041,780
Michigan State Building Authority, Refunding RB, Facilities Program Series:
6.00%, 10/15/18 (a)	760	821,902
6.00%, 10/15/18 (a)	450	486,652
6.00%, 10/15/38	40	42,936
Royal Oak Michigan Hospital Finance Authority, Refunding RB, William Beaumont Hospital, Series V, 8.25%, 9/01/18 (a)	1,970	2,189,123

		5,582,393
Minnesota — 0.2%
City of Rochester Minnesota Electric Utility Revenue, Refunding RB, Series A, 5.00%, 12/01/47 (c)	455	515,633
Mississippi — 1.1%
Mississippi Development Bank, RB, Jackson Water & Sewer System Project (AGM), 6.88%, 12/01/40	1,785	2,259,721
Nevada — 3.4%
City of Las Vegas Nevada, GO, Limited Tax, Performing Arts Center, 6.00%, 4/01/19 (a)	2,850	3,142,011
County of Clark Nevada Airport System, ARB, Series B, 5.75%, 7/01/42	3,375	3,757,185

		6,899,196
New Jersey — 4.4%
New Jersey EDA, RB, Private Activity Bond, Goethals Bridge Replacement Project, AMT (AGM), 5.00%, 1/01/31	900	984,582
New Jersey EDA, Refunding RB, New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	2,250	2,450,205
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A, 5.88%, 12/15/38	2,670	2,836,261
Series AA, 5.50%, 6/15/39	2,475	2,571,748

		8,842,796
New York — 2.1%
Brooklyn Arena Local Development Corp., Refunding RB, Barclays Center Project, Series A (AGM), 3.00%, 7/15/43	1,695	1,398,985
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 6/01/41 (b)	1,100	1,140,040
New York Liberty Development Corp., Refunding RB, 2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 7/15/49	1,650	1,798,533

		4,337,558

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	29

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds	Par (000)	Value
Ohio — 2.4%
County of Allen Ohio Hospital Facilities, Refunding RB, Catholic Healthcare Partners, Series A, 5.25%, 6/01/38	$3,115	$3,365,446
County of Franklin Ohio, RB, Trinity Health Credit Group, 5.00%, 12/01/46	260	287,147
State of Ohio Turnpike Commission, RB, Junior Lien, Infrastructure Projects, Series A-1, 5.25%, 2/15/31	1,000	1,140,610

		4,793,203
Pennsylvania — 3.0%
Pennsylvania Economic Development Financing Authority, RB, American Water Co. Project, 6.20%, 4/01/39	1,075	1,172,287
Pennsylvania Economic Development Financing Authority, Refunding RB, National Gypsum Co., AMT, 5.50%, 11/01/44	1,000	1,054,710
Pennsylvania Turnpike Commission, RB, Sub Series A, 5.63%, 12/01/31	2,015	2,249,909
Township of Bristol Pennsylvania School District, GO, 5.25%, 6/01/37	1,500	1,655,055

		6,131,961
Rhode Island — 2.1%
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 6/01/35	525	549,733
Series B, 4.50%, 6/01/45	3,950	3,732,236

		4,281,969
South Carolina — 4.5%
County of Charleston South Carolina, RB, Special Source, 5.25%, 12/01/38	2,505	2,870,780
County of Charleston South Carolina Airport District, ARB, Series A, AMT:
6.00%, 7/01/38	1,955	2,219,238
5.50%, 7/01/41	1,000	1,106,150
South Carolina Ports Authority, RB, AMT, 5.25%, 7/01/50	1,280	1,385,741
State of South Carolina Public Service Authority, Refunding RB, Series E, 5.25%, 12/01/55	1,500	1,642,965

		9,224,874
Texas — 7.7%
Central Texas Regional Mobility Authority, Refunding RB, Senior Lien (a):
5.75%, 1/01/21	1,000	1,156,520
6.00%, 1/01/21	2,600	3,031,522
County of Tarrant Texas Cultural Education Facilities Finance Corp., RB, Scott & White Healthcare, 6.00%, 8/15/20 (a)	3,515	4,061,161
Dallas-Fort Worth International Airport, ARB, Joint Improvement, AMT:
Series A, 5.00%, 11/01/38	1,365	1,447,146
Series H, 5.00%, 11/01/37	1,535	1,650,877
Fort Bend County Industrial Development Corp., RB, NRG Energy Project, Series B, 4.75%, 11/01/42	545	550,259
North Texas Tollway Authority, Refunding RB, 1st Tier, Series K-1 (AGC), 5.75%, 1/01/19 (a)	1,000	1,086,350
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 3/15/38	710	799,140
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, NTE Mobility Partners LLC, North Tarrant Express Managed Lanes Project, 6.88%, 12/31/39	1,700	1,922,258

		15,705,233

Municipal Bonds	Par (000)	Value
Virginia — 1.7%
City of Lexington Virginia IDA, RB, Washington & Lee University, 5.00%, 1/01/43	$560	$618,105
Virginia Public School Authority, RB, Fluvanna County School Financing, 6.50%, 12/01/18 (a)	800	878,816
Virginia Small Business Financing Authority, RB, Senior Lien, Elizabeth River Crossings OpCo LLC Project, AMT, 6.00%, 1/01/37	1,715	1,921,229

		3,418,150
Wisconsin — 2.4%
Wisconsin Health & Educational Facilities Authority, Refunding RB:
Froedtert & Community Health, Inc., Series C, 5.25%, 4/01/39	3,470	3,649,642
Medical College of Wisconsin, Inc., 4.00%, 12/01/46	1,155	1,155,866

		4,805,508
Total Municipal Bonds — 93.6%		189,764,526

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
Alabama — 0.6%
Auburn University, Refunding RB, Series A, 4.00%, 6/01/41	1,080	1,103,619
California — 21.9%
Bay Area Toll Authority, Refunding RB, San Francisco Bay Area, Series F-1, 5.63%, 4/01/19 (a)	2,680	2,937,342
California Educational Facilities Authority, RB, University of Southern California, Series B, 5.25%, 10/01/18 (a)(e)	4,200	4,498,578
Grossmont Union High School District, GO, Election of 2008, Series B, 5.00%, 8/01/20 (a)	6,000	6,741,420
Los Angeles Community College District California, GO, Election of 2008, Series C, 5.25%, 8/01/20 (a)(e)	5,251	5,948,232
Los Angeles Community College District California, GO, Refunding, Election of 2008, Series A, 6.00%, 8/01/19 (a)	7,697	8,606,529
Los Angeles Unified School District California, GO, Series I, 5.00%, 1/01/34	790	854,598
Sacramento Area Flood Control Agency, Refunding, Consolidated Capital Assessment District No. 2, Series A, 5.00%, 10/01/47	1,980	2,240,162
San Diego Public Facilities Financing Authority Water, RB, Series B, 5.50%, 8/01/19 (a)	8,412	9,303,343
University of California, RB, Series O, 5.75%, 5/15/19 (a)	3,001	3,310,757

		44,440,961
Colorado — 1.1%
Colorado Health Facilities Authority, Refunding RB, Catholic Health Initiatives, Series A, 5.50%, 7/01/34 (e)	2,149	2,232,399
District of Columbia — 3.4%
District of Columbia, RB, Series A, 5.50%, 12/01/30 (e)	2,804	3,111,023
District of Columbia Water & Sewer Authority, Refunding RB, Senior Lien, Series A, 5.50%, 10/01/18 (a)	3,507	3,764,929

		6,875,952
Florida — 2.0%
County of Hillsborough Florida Aviation Authority, ARB, Tampa International Airport, Series A, AMT (AGC), 5.50%, 10/01/38	3,869	4,082,912

See Notes to Financial Statements.

30	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
Illinois — 3.7%
State of Illinois Finance Authority, RB, University of Chicago, Series B, 6.25%, 7/01/18 (a)	$5,300	$5,677,890
State of Illinois Toll Highway Authority, RB, Senior Priority, Series B, 5.50%, 1/01/18 (a)	1,750	1,822,161

		7,500,051
Nevada — 9.1%
County of Clark Nevada Water Reclamation District, GO (a):
Limited Tax, 6.00%, 7/01/18	5,000	5,350,000
Series B, 5.50%, 7/01/19	5,668	6,246,985
Las Vegas Valley Water District, GO, Refunding, Series C, 5.00%, 6/01/28	6,070	6,793,180

		18,390,165
New Hampshire — 1.2%
New Hampshire Health & Education Facilities Authority, RB, Dartmouth College, 5.25%, 6/01/19 (a)(e)	2,159	2,358,752
New Jersey — 3.7%
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series CC, 5.25%, 10/01/29	2,251	2,329,349
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,000	4,099,680
Series B, 5.25%, 6/15/36 (e)	1,000	1,016,153

		7,445,182
New York — 16.5%
City of New York New York Municipal Water Finance Authority, Refunding RB, Water & Sewer System, 2nd General Resolution:
Series BB, 5.25%, 6/15/44	4,408	4,985,564
Series FF, 5.00%, 6/15/45	3,859	4,271,252
Series FF-2, 5.50%, 6/15/40	2,505	2,735,660
City of New York New York Transitional Finance Authority, BARB, Fiscal 2009, Series S-3, 5.25%, 1/15/39	2,499	2,669,568
Hudson Yards Infrastructure Corp., RB, Fiscal 2012, Series A, 5.75%, 2/15/47 (e)	1,290	1,459,979
Metropolitan Transportation Authority, Refunding RB, Series C-1, 5.25%, 11/15/56	3,000	3,396,631
New York Liberty Development Corp., RB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	4,365	4,874,128
New York Liberty Development Corp., Refunding RB, 4 World Trade Center Project, 5.75%, 11/15/51 (e)	2,560	2,913,765
New York State Dormitory Authority, ERB, Personal Income Tax, Series B, 5.25%, 3/15/38	5,700	6,134,055

		33,440,602
Pennsylvania — 0.9%
Pennsylvania Turnpike Commission, RB, Sub Series A, 5.50%, 12/01/42 (b)	1,514	1,726,233

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
South Carolina — 1.7%
South Carolina Public Service Authority, Refunding RB, Series A (a)(e):
5.50%, 1/01/19	$ 258	$279,511
5.50%, 1/01/19	2,986	3,231,932

		3,511,443
Texas — 7.0%
City of San Antonio Texas Public Service Board, Refunding RB, Series A, 5.25%, 2/01/19 (a)(e)	3,989	4,305,287
County of Harris Texas Cultural Education Facilities Finance Corp., RB, Texas Children’s Hospital Project, 5.50%, 10/01/39	5,400	5,888,970
North Texas Tollway Authority, RB, Special Projects System, Series A, 5.50%, 9/01/41	3,480	3,958,465

		14,152,722
Utah — 1.0%
City of Riverton Utah, RB, IHC Health Services, Inc., 5.00%, 8/15/41	1,994	2,114,851
Virginia — 0.9%
County of Fairfax Virginia IDA, Refunding RB, Health Care, Inova Health System:
5.50%, 5/15/19 (a)	612	664,480
5.50%, 5/15/35	1,137	1,234,517

		1,898,997
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 74.7%		151,274,841
Total Long-Term Investments (Cost — $316,871,906) — 168.3%		341,039,367

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (f)(g)	1,019,063	1,019,165
Total Short-Term Securities (Cost — $1,019,165) — 0.5%		1,019,165
Total Investments (Cost — $317,891,071) — 168.8%		342,058,532
Other Assets Less Liabilities — 0.4%		811,413
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (40.0)%		(81,056,779)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (29.2)%		(59,223,187)

Net Assets Applicable to Common Shares — 100.0%		$202,589,979

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	When-issued security.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between February 1, 2017 to November 15, 2019, is $18,113,292. See Note 4 of the Notes to Financial Statements for details.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	31

Schedule of Investments (continued)	BlackRock MuniYield Investment Fund (MYF)

(f)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	1	1,019,062	1,019,063	$1,019,165	$1,007	$109	—
[1] Includes net capital gain distributions.

(g)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(36)	5-Year U.S. Treasury Note	March 2017	$4,243,219	$(14,887)
(51)	10-Year U.S. Treasury Note	March 2017	$6,347,906	(32,521)
(26)	Long U.S. Treasury Bond	March 2017	$3,921,938	(18,991)
(4)	Ultra U.S. Treasury Bond	March 2017	$642,750	(5,026)
Total				$(71,425)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$71,425	—	$71,425

[1]    Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$645,650	—	$645,650
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$(29,170)	—	$(29,170)

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$11,768,867

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

32	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (concluded)	BlackRock MuniYield Investment Fund (MYF)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$341,039,367	—	$341,039,367
Short-Term Securities	$1,019,165	—	—	1,019,165

Total	$1,019,165	$341,039,367	—	$342,058,532

Derivative Financial Instruments [2]
Liabilities:
Interest rate contracts	$(71,425)	—	—	$(71,425)

[1]    See above Schedule of Investments for values in each state or political subdivision.

[2]    Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(80,899,953)	—	$(80,899,953)
VRDP Shares at Liquidation Value	—	(59,400,000)	—	(59,400,000)

Total	—	$(140,299,953)	—	$(140,299,953)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	33

Schedule of Investments January 31, 2017 (Unaudited)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ) (Percentages shown are based on Net Assets)

Municipal Bonds	Par (000)	Value
New Jersey — 131.0%
Corporate — 11.0%
County of Salem New Jersey Pollution Control Financing Authority, Refunding RB, Atlantic City Electric, Series A, 4.88%, 6/01/29	$4,550	$4,839,289
New Jersey EDA, RB, Continental Airlines, Inc. Project, AMT:
Series B, 5.63%, 11/15/30	485	526,264
Series A, 5.63%, 11/15/30	1,730	1,877,188
New Jersey EDA, Refunding RB:
Duke Farms Foundation Project, 4.00%, 7/01/46	1,330	1,338,632
New Jersey American Water Co., Inc. Project, AMT, Series A, 5.70%, 10/01/39	7,900	8,602,942
New Jersey American Water Co., Inc. Project, AMT, Series B, 5.60%, 11/01/34	2,430	2,646,440
United Water of New Jersey, Inc., Series B (AMBAC), 4.50%, 11/01/25	4,500	4,661,775

		24,492,530
County/City/Special District/School District — 20.5%
Casino Reinvestment Development Authority, Refunding RB:
5.25%, 11/01/39	2,280	2,264,838
5.25%, 11/01/44	6,500	6,387,550
City of Bayonne New Jersey, GO, Refunding, Qualified General Improvement, (BAM):
5.00%, 7/01/33	925	1,031,532
5.00%, 7/01/35	1,435	1,588,158
City of Margate New Jersey, GO, Refunding, Improvement:
5.00%, 1/15/26	1,200	1,335,504
5.00%, 1/15/27	845	939,057
City of Perth Amboy New Jersey, GO, CAB, Refunding (AGM), 5.00%, 7/01/33	755	761,455
County of Essex New Jersey Improvement Authority, RB, AMT, 5.25%, 7/01/45 (b)	3,765	3,707,433
County of Essex New Jersey Improvement Authority, Refunding RB, Project Consolidation (NPFGC):
5.50%, 10/01/28	2,700	3,388,230
5.50%, 10/01/29	5,085	6,411,626
County of Hudson New Jersey Improvement Authority, RB, Harrison Parking Facility Project, Series C (AGC), 5.38%, 1/01/44	4,800	5,089,968
County of Mercer New Jersey Improvement Authority, RB, Courthouse Annex Project, 5.00%, 9/01/40	1,470	1,642,622
County of Middlesex New Jersey, COP, Refunding, Civic Square IV Redevelopment, 5.00%, 10/15/31	1,400	1,687,602
County of Union New Jersey Improvement Authority, LRB, Guaranteed Lease, Family Court Building Project, 5.00%, 5/01/42	1,400	1,564,108
County of Union New Jersey Utilities Authority, Refunding RB, Series A:
Resources Recovery Facility, Covanta Union, Inc., AMT, 5.25%, 12/01/31	670	719,225
Solid Waste System, County Deficiency Agreement, 5.00%, 6/15/41	4,115	4,458,520
Monroe Township Board of Education Middlesex County, GO, Refunding, 5.00%, 3/01/38	1,625	1,817,108
New Brunswick New Jersey Parking Authority, Refunding RB, City Guaranteed, Series A (BAM), 5.00%, 9/01/39	735	826,632

		45,621,168

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education — 28.0%
County of Atlantic New Jersey Improvement Authority, RB, Stockton University Atlantic City, Series A (AGM), 4.00%, 7/01/46	$1,000	$991,420
New Jersey EDA, RB:
Leap Academy Charter School, Series A, 6.20%, 10/01/44	235	229,214
Leap Academy Charter School, Series A, 6.30%, 10/01/49	375	367,654
MSU Student Housing Project Provide, 5.75%, 6/01/31	1,000	1,083,590
MSU Student Housing Project Provide, 5.88%, 6/01/42	1,500	1,620,660
School Facilities Construction (AGC), 5.50%, 12/15/18 (a)	1,295	1,399,688
School Facilities Construction (AGC), 5.50%, 12/15/34	25	26,489
Team Academy Charter School Project, 6.00%, 10/01/33	2,835	3,091,001
New Jersey EDA, Refunding RB, Greater Brunswick Charter School, Inc. Project, Series A (b):
5.88%, 8/01/44	780	755,734
6.00%, 8/01/49	555	542,590
New Jersey Educational Facilities Authority, RB:
Higher Educational Capital Improvement Fund, Series A, 5.00%, 9/01/32	3,925	3,949,453
Montclair State University, Series J, 5.25%, 7/01/18 (a)	640	677,882
New Jersey Educational Facilities Authority, Refunding RB:
City of New Jersey University Issue, Series D, 4.00%, 7/01/34	535	538,119
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (a)	485	512,145
College of New Jersey, Series D (AGM), 5.00%, 7/01/18 (a)	4,600	4,857,462
College of New Jersey, Series F, 4.00%, 7/01/33	570	578,487
Georgian Court University, Series D, 5.25%, 7/01/37	1,000	1,012,330
Kean University, Series A, 5.50%, 9/01/36	4,500	4,875,570
Montclair State University, Series A, 5.00%, 7/01/44	6,790	7,482,648
Montclair State University, Series B, 5.00%, 7/01/33	1,000	1,130,560
New Jersey Institute of Technology, Series H, 5.00%, 7/01/31	1,250	1,357,050
Ramapo College, Series B, 5.00%, 7/01/42	340	368,359
Rider University, Series A, 5.00%, 7/01/32	1,000	1,060,440
Rowan University, Series B (AGC), 5.00%, 7/01/18 (a)	1,800	1,899,450
Seton Hall University, Series D, 5.00%, 7/01/38	395	433,536
University of Medicine & Dentistry, Series B, 7.13%, 6/01/19 (a)	1,300	1,474,252
New Jersey Higher Education Student Assistance Authority, Refunding RB:
Series 1, AMT, 5.75%, 12/01/29	2,905	3,150,792
Series 1A, 5.00%, 12/01/25	640	670,579
Series 1A, 5.00%, 12/01/26	400	418,268
Series 1A, 5.25%, 12/01/32	900	947,304
New Jersey Institute of Technology, RB, Series A:
5.00%, 7/01/40	1,500	1,651,275
5.00%, 7/01/42	3,040	3,340,200
5.00%, 7/01/45	2,935	3,195,423

See Notes to Financial Statements.

34	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Education (continued)
Rutgers — The State University of New Jersey, Refunding RB, Series L, 5.00%, 5/01/43	$5,870	$6,527,205

		62,216,829
Health — 10.6%
County of Camden New Jersey Improvement Authority, Refunding RB, 5.00%, 2/15/34	590	616,668
New Jersey EDA, Refunding RB, Lions Gate Project:
5.00%, 1/01/34	500	506,980
5.25%, 1/01/44	315	321,760
Meridian Health System Obligated Group, Series I (AGC), 5.00%, 7/01/38	925	959,207
Meridian Health System Obligated Group, Series V (AGC), 5.00%, 7/01/38	400	415,816
Robert Wood Johnson University Hospital, Series A, 5.50%, 7/01/43	1,420	1,588,838
Virtua Health, Series A (AGC), 5.50%, 7/01/38	2,500	2,699,225
New Jersey Health Care Facilities Financing Authority, Refunding RB:
AHS Hospital Corp., 6.00%, 7/01/21 (a)	2,435	2,888,933
Princeton Healthcare System, 5.00%, 7/01/34	860	946,034
Princeton Healthcare System, 5.00%, 7/01/39	1,445	1,558,591
Robert Wood Johnson University Hospital, 5.00%, 1/01/20 (a)	1,000	1,103,130
RWJ Barnabas Health Obligated Group, Series A, 4.00%, 7/01/43	935	927,436
RWJ Barnabas Health Obligated Group, Series A, 5.00%, 7/01/43	2,160	2,345,695
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (a)	1,090	1,275,834
St. Barnabas Health Care System, Series A, 5.63%, 7/01/21 (a)	3,030	3,546,585
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/34	265	249,723
St. Joseph’s Healthcare System Obligated Group, 5.00%, 7/01/41	705	737,296
St. Joseph’s Healthcare System Obligated Group, 4.00%, 7/01/48	930	836,303

		23,524,054
Housing — 2.9%
New Jersey Housing & Mortgage Finance Agency, RB:
M/F Housing, Series A, 4.75%, 11/01/29	2,305	2,384,684
S/F Housing, Series AA, 6.50%, 10/01/38	80	82,346
S/F Housing, Series CC, 5.00%, 10/01/34	1,460	1,496,033
S/F Housing, Series U, AMT, 4.95%, 10/01/32	250	250,457
S/F Housing, Series U, AMT, 5.00%, 10/01/37	260	262,072
Newark Housing Authority, RB, South Ward Police Facility (AGC), 6.75%, 12/01/19 (a)	1,750	2,010,802

		6,486,394
State — 13.9%
Garden State Preservation Trust, RB, CAB, Series B (AGM) (c):
0.00%, 11/01/23	1,460	1,177,067
0.00%, 11/01/28	4,540	2,931,796
New Jersey EDA, RB:
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/25	2,000	2,242,400
Motor Vehicle Surcharge, Series A (NPFGC), 5.25%, 7/01/33	9,090	9,325,885
School Facilities Construction, Series CC-2, 5.00%, 12/15/31	1,125	1,130,130
New Jersey EDA, Refunding RB:
5.25%, 6/15/19 (a)	265	289,619

Municipal Bonds	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, Refunding RB (continued):
Cigarette Tax, 5.00%, 6/15/26	$440	$466,677
Cigarette Tax, 5.00%, 6/15/28	720	759,938
Cigarette Tax, 5.00%, 6/15/29	1,760	1,850,570
School Facilities Construction, Series AA, 5.25%, 6/15/19 (a)	70	76,572
School Facilities Construction, Series AA, 5.50%, 6/15/19 (a)	2,005	2,204,918
School Facilities Construction, Series GG, 5.25%, 9/01/27	3,000	3,104,550
School Facilities Construction, Series AA, 5.50%, 12/15/29	995	1,037,845
School Facilities Construction, Series AA, 5.25%, 12/15/33	665	674,137
New Jersey Health Care Facilities Financing Authority, RB:
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/18 (a)	515	550,411
Hospital Asset Transformation Program, Series A, 5.25%, 10/01/38	1,785	1,795,888
State of New Jersey, COP, Equipment Lease Purchase, Series A, 5.25%, 6/15/19 (a)	1,100	1,202,190

		30,820,593
Transportation — 42.5%
Delaware River Port Authority of Pennsylvania & New Jersey, RB:
5.00%, 1/01/40	2,620	2,871,310
Series D, 5.00%, 1/01/40	1,535	1,663,004
New Jersey EDA, RB, Goethals Bridge Replacement Project, Private Activity Bond, AMT:
5.38%, 1/01/43	9,420	9,956,469
(AGM), 5.00%, 1/01/31	1,000	1,093,980
New Jersey State Turnpike Authority, RB:
Series A, 5.00%, 1/01/38	10,750	11,891,220
Series A, 5.00%, 1/01/43	610	669,280
Series E, 5.25%, 1/01/40	2,525	2,677,030
New Jersey State Turnpike Authority, Refunding RB, Series A, 5.00%, 1/01/35	1,000	1,102,790
New Jersey Transportation Trust Fund Authority, RB:
CAB, Transportation System, Series C (AMBAC), 0.00%, 12/15/35 (c)	4,140	1,633,189
Federal Highway Reimbursement Revenue Notes, Series A, 5.00%, 6/15/30	1,250	1,314,975
Federal Highway Reimbursement Revenue Notes, Series A-2, 5.00%, 6/15/30	6,570	6,728,206
Transportation Program, Series AA, 5.00%, 6/15/38	5,935	5,903,782
Transportation Program, Series AA, 5.25%, 6/15/41	2,960	2,997,829
Transportation System, 6.00%, 12/15/38	1,950	2,063,704
Transportation System, Series A, 6.00%, 6/15/35	6,030	6,526,872
Transportation System, Series A, 5.88%, 12/15/38	3,650	3,877,285
Transportation System, Series A, 5.50%, 6/15/41	5,500	5,617,260
Transportation System, Series A (AGC), 5.63%, 12/15/28	1,250	1,347,587
Transportation System, Series A (AGC), 5.50%, 12/15/38	1,000	1,053,880
Transportation System, Series AA, 5.50%, 6/15/39	5,520	5,735,777

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	35

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Municipal Bonds	Par (000)	Value
New Jersey (continued)
Transportation (continued)
Port Authority of New York & New Jersey, ARB:
Consolidated, 93rd Series, 6.13%, 6/01/94	$5,000	$5,920,300
JFK International Air Terminal, Series 8, 6.00%, 12/01/42	2,700	3,037,500
Port Authority of New York & New Jersey, Refunding ARB, Consolidated:
152nd Series, AMT, 5.75%, 11/01/30	2,300	2,424,476
152nd Series, AMT, 5.25%, 11/01/35	240	249,970
166th Series, 5.25%, 7/15/36	4,000	4,460,760
172nd Series, AMT, 5.00%, 10/01/34	1,500	1,632,045

		94,450,480
Utilities — 1.6%
Rahway Valley Sewerage Authority, RB, CAB, Series A (NPFGC), 0.00%, 9/01/31 (c)	6,000	3,565,920
Total Municipal Bonds in New Jersey		291,177,968

New York — 0.1%
Transportation — 0.1%
Port Authority of New York & New Jersey, ARB, Consolidated, 169th Series, 5.00%, 10/15/41	250	267,245
Total Municipal Bonds — 131.1%		291,445,213

Municipal Bonds Transferred to Tender Option Bond Trusts (d)
New Jersey — 30.8%
County/City/Special District/School District — 6.9%
County of Hudson New Jersey Improvement Authority, RB, Hudson County Vocational-Technical Schools Project, 5.25%, 5/01/51	1,440	1,637,582
County of Union New Jersey Utilities Authority, Refunding LRB, Resource Recovery Facility, Covanta Union, Inc., Series A, AMT, 5.25%, 12/01/31	12,820	13,761,886

		15,399,468
Education — 1.0%
Rutgers-The State University of New Jersey, RB, Series F, 5.00%, 5/01/19 (a)	2,011	2,180,186
State — 7.1%
Garden State Preservation Trust, RB, Election of 2005, Series A (AGM), 5.75%, 11/01/28	5,460	6,626,529

Municipal Bonds Transferred to Tender Option Bond Trusts (d)	Par (000)	Value
New Jersey (continued)
State (continued)
New Jersey EDA, RB, School Facilities Construction (AGC) (a):
6.00%, 12/15/18	$3,550	$3,872,210
6.00%, 12/15/18	50	54,795
New Jersey EDA, Refunding RB, Series NN, School Facilities Construction, 5.00%, 3/01/29 (e)	5,230	5,322,800

		15,876,334
Transportation — 15.8%
New Jersey State Turnpike Authority, RB, Series A, 5.00%, 1/01/38 (e)	8,820	9,756,331
New Jersey Transportation Trust Fund Authority, RB, Transportation System:
Series A (AMBAC), 5.00%, 12/15/32	4,100	4,202,172
Series B, 5.25%, 6/15/36 (e)	5,001	5,080,766
Port Authority of New York & New Jersey, RB, Consolidated, 169th Series, AMT, 5.00%, 10/15/41	11,257	12,033,195
Port Authority of New York & New Jersey, Refunding RB, Consolidated, 152nd Series, AMT, 5.25%, 11/01/35	3,764	3,920,037

		34,992,501
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.8%		68,448,489
Total Long-Term Investments (Cost — $344,014,090) — 161.9%		359,893,702

Short-Term Securities	Shares
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.50% (f)(g)	2,989,928	2,990,228
Total Short-Term Securities (Cost — $2,989,953) — 1.4%		2,990,228
Total Investments (Cost — $347,004,043) — 163.3%		362,883,930
Other Assets Less Liabilities — 0.9%		2,041,935
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.3)%		(40,706,200)
VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.9)%		(101,980,023)

Net Assets Applicable to Common Shares — 100.0%		$222,239,642

Notes to Schedule of Investments

(a)	U.S. Government securities, held in escrow, are used to pay interest on this security, as well as to retire the bond in full at the date indicated, typically at a premium to par.

(b)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.

(b)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Zero-coupon bond.

(d)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing. See Note 4 of the Notes to Financial Statements for details of municipal bonds transferred to TOB Trusts.

(e)	All or a portion of security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between June 15, 2019 to September 1, 2020, is $14,350,925. See Note 4 of the Notes to Financial Statements for details.

See Notes to Financial Statements.

36	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Schedule of Investments (continued)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

(f)	During the six months ended January 31, 2017, investments in issuers considered to be an affiliate of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at July 31, 2016	Net Activity	Shares Held at January 31, 2017	Value at January 31, 2017	Income	Net Realized Gain[1]	Change in Unrealized Appreciation
BlackRock Liquidity Funds, MuniCash, Institutional Class	4,170,614	(1,180,686)	2,989,928	$2,990,228	$4,892	$1,123	$275
[1] Includes net capital gain distributions.

(g)	Current yield as of period end.

•

For Fund compliance purposes, the Fund’s sector classifications refer to one or more of the sector sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such sector sub-classifications for reporting ease.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
Contracts Short	Issue	Expiration	Notional Value	Unrealized Depreciation
(33)	5-Year U.S. Treasury Note	March 2017	$3,889,617	$(10,491)
(132)	10-Year U.S. Treasury Note	March 2017	$16,429,875	(40,157)
(76)	Long U.S. Treasury Bond	March 2017	$11,464,125	(17,250)
(8)	Ultra U.S. Treasury Bond	March 2017	$1,285,500	(7,133)
Total				$(75,031)

Derivative Financial Instruments Categorized by Risk Exposure

As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:

Liabilities — Derivative Financial Instruments		Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	Net unrealized depreciation[1]	—	—	—	—	$75,031	—	$75,031

[1] Includes cumulative depreciation on futures contracts, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

For the six months ended January 31, 2017, the effect of derivative financial instruments in the Statements of Operations was as follows:

Net Realized Gain (Loss) from:	Commodity Contracts	Credit Contracts	Equity Contracts	Foreign Currency Exchange Contracts	Interest Rate Contracts	Other Contracts	Total
Futures contracts	—	—	—	—	$1,021,766	—	$1,021,766
Net Change in Unrealized Appreciation (Depreciation) on:
Futures contracts	—	—	—	—	$104,462	—	$104,462

Average Quarterly Balances of Outstanding Derivative Financial Instruments

Futures contracts:
Average notional value of contracts — short	$22,216,207

For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	37

Schedule of Investments (concluded)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Notes to Financial Statements.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments[1]	—	$359,893,702	—	$359,893,702
Short-Term Securities	$2,990,228	—	—	2,990,228

Total	$2,990,228	$359,893,702	—	$362,883,930

Derivative Financial Instruments[2]
Liabilities:
Interest rate contracts	$(75,031)	—	—	$(75,031)
[1] See above Schedule of Investments for values in each sector.
[2] Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying for financial statement purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	—	$(40,642,302)	—	$(40,642,302)
VRDP Shares at Liquidation Value	—	(102,200,000)	—	(102,200,000)

Total	—	$(142,842,302)	—	$(142,842,302)

During the six months ended January 31, 2017, there were no transfers between levels.

See Notes to Financial Statements.

38	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Statements of Assets and Liabilities

January 31, 2017 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Assets
Investments at value — unaffiliated[1]	$100,209,064	$105,118,769	$562,656,493	$341,039,367	$359,893,702
Investments at value — affiliated[2]	621,718	492,298	518,710	1,019,165	2,990,228
Cash pledged for futures contracts	143,450	149,000	728,500	241,550	600,150
Receivables:
Interest — unaffiliated	1,019,591	743,227	7,368,091	4,034,627	2,999,684
Dividends — affiliated	1,156	209	443	364	1,529
Investments sold	—	753,590	9,796,971	40,000	—
TOB Trust	—	—	—	1,009,410	—
Prepaid expenses	3,176	5,345	25,970	22,017	9,967

Total assets	101,998,155	107,262,438	581,095,178	347,406,500	366,495,260

Accrued Liabilities
Bank overdraft	36,955	45,037	171,761	72,144	121,056
Payables:
Income dividends — Common Shares	209,650	286,332	1,501,966	1,065,680	1,075,450
Other accrued expenses	72,341	70,440	155,238	120,549	127,042
Investment advisory fees	47,389	45,234	239,471	145,273	155,048
Variation margin on futures contracts	21,430	21,750	106,594	35,781	88,742
Interest expense and fees	17,186	1,810	284,534	156,826	63,898
Officer’s and Directors’ fees	87	581	3,214	1,948	2,057
Investments purchased	—	498,405	15,662,482	3,095,180	—

Total accrued liabilities	405,038	969,589	18,125,260	4,693,381	1,633,293

Other Liabilities
TOB Trust Certificates	8,939,171	3,000,000	131,100,632	80,899,953	40,642,302
VRDP Shares at liquidation value of $100,000 per share, net of deferred offering costs[3,4]	29,451,639	37,142,366	105,685,519	59,223,187	101,980,023

Total other liabilities	38,390,810	40,142,366	236,786,151	140,123,140	142,622,325

Total liabilities	38,795,848	41,111,955	254,911,411	144,816,521	144,255,618

Net Assets Applicable to Common Shareholders	$63,202,307	$66,150,483	$326,183,767	$202,589,979	$222,239,642

Net Assets Applicable to Common Shareholders Consist of
Paid-in capital[5,6]	$59,574,221	$61,326,479	$303,182,151	$190,324,030	$206,469,596
Undistributed net investment income	337,604	409,635	1,801,848	2,725,932	3,836,693
Undistributed net realized gain (accumulated net realized loss)	(485,938)	(868,153)	1,561,716	(14,556,019)	(3,871,503)
Net unrealized appreciation (depreciation)	3,776,420	5,282,522	19,638,052	24,096,036	15,804,856

Net Assets Applicable to Common Shareholders	$63,202,307	$66,150,483	$326,183,767	$202,589,979	$222,239,642

Net asset value per Common Share	$15.01	$14.32	$15.24	$14.83	$15.50

[1] Investments at cost — unaffiliated	$96,412,470	$99,840,064	$542,979,423	$316,871,906	$344,014,090
[2] Investments at cost — affiliated	$621,655	$492,255	$518,696	$1,019,165	$2,989,953
[3] Preferred Shares outstanding, par value $0.10 per share	296	373	1,059	—	1,022
[4] Preferred Shares outstanding, par value $0.05 per share	—	—	—	594	—
[5] Preferred Shares Authorized, including Auction Market Rate Preferred Shares (“AMPS”)	1,536	1,985	8,059	1,000,000	5,782
[6] Common Shares outstanding, par value $0.10 per share	4,209,844	4,618,317	21,407,934	13,662,574	14,339,465
[7] Common Shares authorized	199,998,464	199,998,015	199,991,941	unlimited	199,994,218

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	39

Statements of Operations

Six Months Ended January 31, 2017 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Investment Income
Interest — unaffiliated	$1,883,204	$2,358,056	$11,645,431	$7,977,348	$8,094,116
Dividends — affiliated	4,408	1,362	2,696	1,007	4,892

Total investment income	1,887,612	2,359,418	11,648,127	7,978,355	8,099,008

Expenses
Investment advisory	289,476	273,882	1,497,123	877,892	945,335
Professional	25,948	24,854	49,274	37,942	37,755
Accounting services	8,651	9,385	33,706	22,597	26,095
Transfer agent	8,449	8,787	14,504	14,559	14,354
Registration	5,172	1,274	5,171	5,188	5,172
Custodian	3,845	3,827	13,217	8,082	9,747
Printing	3,654	3,655	5,515	4,638	4,764
Officer and Directors	2,731	3,328	17,275	10,309	11,431
Liquidity fees	417	—	—	—	—
Remarketing fees on Preferred Shares	3	—	—	—	—
Rating agency	18,994	19,171	19,236	19,196	19,234
Miscellaneous	11,813	9,735	15,774	17,713	15,379

Total expenses excluding interest expense, fees and amortization of offering costs	379,153	357,898	1,670,795	1,018,116	1,089,266
Interest expense, fees and amortization of offering costs[1]	305,861	311,199	1,898,032	989,868	1,090,563

Total expenses	685,014	669,097	3,568,827	2,007,984	2,179,829
Less fees waived by the Manager	(872)	(252)	(424)	(288)	(940)

Total expenses after fees waived	684,142	668,845	3,568,403	2,007,696	2,178,889

Net investment income	1,203,470	1,690,573	8,079,724	5,970,659	5,920,119

Realized and Unrealized Gain (Loss)
Net realized gain (loss) from:
Investments — unaffiliated	115,025	284,439	1,685,934	92,851	642,123
Investments — affiliated	157	(13)	127	106	253
Capital gain distributions from investment companies — affiliated	755	56	2,396	3	870
Futures contracts	266,297	305,267	858,474	645,650	1,021,766

	382,234	589,749	2,546,931	738,610	1,665,012

Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated	(5,630,508)	(5,647,572)	(34,406,375)	(16,687,207)	(21,702,062)
Investments — affiliated	62	43	14	—	275
Futures contracts	32,659	20,108	38,705	(29,170)	104,462

	(5,597,787)	(5,627,421)	(34,367,656)	(16,716,377)	(21,597,325)

Net realized and unrealized loss	(5,215,553)	(5,037,672)	(31,820,725)	(15,977,767)	(19,932,313)

Net Decrease in Net Assets Applicable to Common Shareholders Resulting from Operations	$(4,012,083)	$(3,347,099)	$(23,741,001)	$(10,007,108)	$(14,012,194)

[1] Related to TOB Trusts and/or VRDP Shares.

See Notes to Financial Statements.

40	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Statements of Changes in Net Assets

	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)		BlackRock MuniYield Arizona Fund, Inc. (MZA)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$1,203,470	$2,683,905	$1,690,573	$3,564,426
Net realized gain	382,234	598,691	589,749	354,773
Net change in unrealized appreciation (depreciation)	(5,597,787)	3,499,200	(5,627,421)	3,079,072

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(4,012,083)	6,781,796	(3,347,099)	6,998,271

Distributions to Common Shareholders[1]
From net investment income	(1,270,455)	(2,786,917)	(1,717,250)	(3,773,605)
From net realized gain	(227,008)	—	—	—

Decrease in net assets resulting from distributions to Common Shareholders	(1,497,463)	(2,786,917)	(1,717,250)	(3,773,605)

Capital Share Transactions
Reinvestment of common distributions	—	—	81,770	200,695

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(5,509,546)	3,994,879	(4,982,579)	3,425,361
Beginning of period	68,711,853	64,716,974	71,133,062	67,707,701

End of period	$63,202,307	$68,711,853	$66,150,483	$71,133,062

Undistributed net investment income, end of period	$337,604	$404,589	$409,635	$436,312

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	41

Statements of Changes in Net Assets

	BlackRock MuniYield California Fund, Inc. (MYC)		BlackRock MuniYield Investment Fund (MYF)
Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$8,079,724	$18,247,999	$5,970,659	$12,590,558
Net realized gain	2,546,931	6,109,081	738,610	30,376
Net change in unrealized appreciation (depreciation)	(34,367,656)	12,589,614	(16,716,377)	6,309,941

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(23,741,001)	36,946,694	(10,007,108)	18,930,875

Distributions to Common Shareholders[1]
From net investment income	(8,981,069)	(18,783,114)	(6,391,054)	(13,236,904)
From net realized gain	(6,483,030)	(2,830,415)	—	—

Decrease in net assets resulting from distributions to Common Shareholders	(15,464,099)	(21,613,529)	(6,391,054)	(13,236,904)

Capital Share Transactions
Reinvestment of common distributions	794,434	412,727	247,682	355,675

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(38,410,666)	15,745,892	(16,150,480)	6,049,646
Beginning of period	364,594,433	348,848,541	218,740,459	212,690,813

End of period	$326,183,767	$364,594,433	$202,589,979	$218,740,459

Undistributed net investment income, end of period	$1,801,848	$2,703,193	$2,725,932	$3,146,327

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

42	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Statements of Changes in Net Assets	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Increase (Decrease) in Net Assets Applicable to Common Shareholders:	Six Months Ended January 31, 2017 (Unaudited)	Year Ended July 31, 2016

Operations
Net investment income	$5,920,119	$12,662,791
Net realized gain (loss)	1,665,012	(375,274)
Net change in unrealized appreciation (depreciation)	(21,597,325)	13,840,931

Net increase (decrease) in net assets applicable to Common Shareholders resulting from operations	(14,012,194)	26,128,448

Distributions to Common Shareholders[1]
From net investment income	(6,447,170)	(12,965,501)

Capital Share Transactions
Reinvestment of common distributions	565,222	342,581

Net Assets Applicable to Common Shareholders
Total increase (decrease) in net assets applicable to Common Shareholders	(19,894,142)	13,505,528
Beginning of period	242,133,784	228,628,256

End of period	$222,239,642	$242,133,784

Undistributed net investment income, end of period	$3,836,693	$4,363,744

[1] Distributions for annual periods determined in accordance with federal income tax regulations.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	43

Statements of Cash Flows

Six Months Ended January 31, 2017 (Unaudited)	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)	BlackRock MuniYield Arizona Fund, Inc. (MZA)	BlackRock MuniYield California Fund, Inc. (MYC)	BlackRock MuniYield Investment Fund (MYF)	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

Cash Provided by (Used for) Operating Activities
Net decrease in net assets resulting from operations	$(4,012,083)	$(3,347,099)	$(23,741,001)	$(10,007,108)	$(14,012,194)
Adjustments to reconcile net decrease in net assets resulting from operations to net cash provided by (used for) operating activities:
Proceeds from sales of long-term investments and principal paydowns	6,948,418	7,381,259	131,739,866	24,808,182	14,263,296
Purchases of long-term investments	(7,044,203)	(8,205,647)	(117,336,141)	(26,841,756)	(17,082,935)
Net proceeds from sales (purchases) of short-term securities	(305,988)	284,324	(99,703)	(1,019,062)	1,180,686
Amortization of premium and accretion of discount on investments and other fees	375,436	172,593	1,924,409	482,118	534,807
Net realized gain on investments	(115,182)	(284,426)	(1,686,061)	(92,957)	(642,376)
Net unrealized loss on investments	5,630,446	5,647,529	34,406,361	16,687,207	21,701,787
(Increase) Decrease in Assets:
Cash pledged for futures contracts	(73,000)	(107,000)	(529,000)	(125,000)	(382,000)
Receivables:
Interest — unaffiliated	347	14,291	258,332	9,999	(3,785)
Dividends — affiliated	66	174	411	346	784
Prepaid expenses	71,038	19,143	17,709	31,488	34,565
Increase (Decrease) in Liabilities:
Payables:
Investment advisory fees	(2,657)	(1,982)	(19,685)	(4,593)	(8,003)
Interest expense and fees	6,817	759	122,016	73,856	23,978
Officer’s and Directors’	(895)	(446)	(1,798)	(1,334)	(1,394)
Variation margin on futures contracts	(1,914)	8,266	42,484	(2,891)	17,929
Other accrued expenses	3,770	5,121	21,245	16,266	22,178

Net cash provided by (used for) operating activities	1,480,416	1,586,859	25,119,444	4,014,761	5,647,323

Cash Provided by (Used for) Financing Activities
Proceeds from TOB Trust Certificates	—	—	27,979,640	2,131,450	—
Repayments of TOB Trust Certificates	—	—	(38,612,548)	—	—
Proceeds from Loan for TOB Trust Certificates	—	—	15,964,640	—	—
Repayments of Loan for TOB Trust Certificates	—	—	(15,964,640)	—	—
Cash dividends paid to Common Shareholders	(1,497,463)	(1,635,158)	(14,662,741)	(6,142,125)	(5,879,376)
Increase (decrease) in bank overdraft	36,955	45,037	171,761	(7,744)	121,056
Amortization of deferred offering costs	(29,918)	3,262	4,444	3,658	4,565

Net cash provided by (used for) financing activities	(1,490,426)	(1,586,859)	(25,119,444)	(4,014,761)	(5,753,755)

Cash
Net increase (decrease) in cash	(10,010)	—	—	—	(106,432)
Cash at beginning of period	10,010	—	—	—	106,432

Cash at end of period	—	—	—	—	—

Supplemental Disclosure of Cash Flow Information
Cash paid during the period for interest expense	$299,044	$310,440	$1,776,016	$916,012	$1,066,585

Non-cash Financing Activities
Capital shares issued in reinvestment of dividends paid to Common Shareholders	—	81,770	794,434	247,682	565,222

See Notes to Financial Statements.

44	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights	BlackRock Muni New York Intermediate Duration Fund, Inc. (MNE)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.32		$15.37	$15.34	$14.54	$15.97	$14.51

Net investment income[1]	0.29		0.64	0.68	0.69	0.72	0.74
Net realized and unrealized gain (loss)	(1.24)		0.97	0.04	0.84	(1.40)	1.48
Distributions to AMPS Shareholders from net investment income	—		—	—	—	—	(0.02)

Net increase (decrease) from investment operations	(0.95)		1.61	0.72	1.53	(0.68)	2.20

Distributions to Common Shareholders:[2]
From net investment income	(0.30)		(0.66)	(0.69)	(0.73)	(0.75)	(0.74)
From net realized gain	(0.06)		—	—	—	—	—

Total distributions to Common Shareholders	(0.36)		(0.66)	(0.69)	(0.73)	(0.75)	(0.74)

Net asset value, end of period	$15.01		$16.32	$15.37	$15.34	$14.54	$15.97

Market price, end of period	$13.61		$15.75	$14.07	$13.64	$13.06	$15.80

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(5.71)%	[4]	10.97%	5.23%	11.40%	(4.38)%	15.73%

Based on market price	(11.41)%	[4]	16.99%	8.34%	10.27%	(13.18)%	28.00%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.06%	[5]	1.75%	1.74%	1.80%	1.79%	1.82%	[6]

Total expenses after fees waived and/or paid indirectly	2.06%	[5]	1.75%	1.74%	1.80%	1.78%	1.81%	[6]

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[7,8]	1.14%	[5]	1.26%	1.59%	1.63%	1.57%	1.57%	[6]

Net investment income	3.62%	[5]	4.03%	4.38%	4.66%	4.59%	4.86%	[6]

Distributions to AMPS Shareholders	—		—	—	—	—	0.11%

Net investment income to Common Shareholders	3.62%	[5]	4.03%	4.38%	4.66%	4.59%	4.75%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$63,202		$68,712	$64,717	$64,566	$61,214	$67,159

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$29,600		$29,600	$29,600	$29,600	$29,600	$29,600

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$313,521		$332,135	$318,638	$318,130	$306,806	$326,888

Borrowings outstanding, end of period (000)	$8,939		$8,939	$6,419	$5,759	$5,538	$6,208

Portfolio turnover rate	7%		21%	15%	21%	21%	27%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Does not reflect the effect of distributions to AMPS Shareholders.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the six months ended January 31, 2017, and for the years ended July 31, 2016, July 31, 2015, July 31, 2014, July 31, 2013 and July 31, 2012 the total expense ratio after fees waived and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.14%, 1.16%, 1.14%, 1.14%, 1.13%, and 1.18%, respectively.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	45

Financial Highlights	BlackRock MuniYield Arizona Fund, Inc. (MZA)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$15.42		$14.72	$14.52	$13.57	$15.12	$13.38

Net investment income[1]	0.37		0.77	0.80	0.81	0.83	0.80
Net realized and unrealized gain (loss)	(1.10)		0.75	0.23	0.97	(1.55)	1.77

Net increase (decrease) from investment operations	(0.73)		1.52	1.03	1.78	(0.72)	2.57

Distributions to Common Shareholders from net investment income[2]	(0.37)		(0.82)	(0.83)	(0.83)	(0.83)	(0.83)

Net asset value, end of period	$14.32		$15.42	$14.72	$14.52	$13.57	$15.12

Market price, end of period	$14.90		$17.68	$16.90	$15.00	$13.33	$15.61

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(4.81)%	[4]	10.11%	6.97%	13.63%	(5.08)%	19.86%

Based on market price	(13.61)%	[4]	9.96%	18.88%	19.50%	(9.69)%	29.05%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.94%	[5]	1.64%	1.63%	1.69%	1.66%	1.96%

Total expenses after fees waived and/or paid indirectly	1.94%	[5]	1.64%	1.63%	1.69%	1.66%	1.96%

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[6]	1.04%	[5]	1.02%	1.05%	1.06%	1.03%	1.58%	[7]

Net investment income to Common Shareholders	4.91%	[5]	5.15%	5.41%	5.85%	5.53%	5.62%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$66,150		$71,133	$67,708	$66,613	$62,167	$69,071

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$37,300		$37,300	$37,300	$37,300	$37,300	$37,300

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$277,347		$290,705	$281,522	$278,586	$266,667	$285,177

Borrowings outstanding, end of period (000)	$3,000		$3,000	$3,330	$3,330	$3,330	$3,330

Portfolio turnover rate	8%		13%	16%	13%	16%	26%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[7]

For the year ended July 31, 2012, the total expense ratio after fees waived and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 1.14%.

See Notes to Financial Statements.

46	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights	BlackRock MuniYield California Fund, Inc. (MYC)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$17.07		$16.35	$16.38	$14.96	$16.97	$14.38

Net investment income[1]	0.38		0.86	0.87	0.91	0.91	0.94
Net realized and unrealized gain (loss)	(1.49)		0.87	—	1.46	(1.97)	2.60

Net increase (decrease) from investment operations	(1.11)		1.73	0.87	2.37	(1.06)	3.54

Distributions to Common Shareholders:[2]
From net investment income	(0.42)		(0.88)	(0.90)	(0.95)	(0.95)	(0.95)
From net realized gain	(0.30)		(0.13)	—	—	—	—

Total distributions to Common Shareholders	(0.72)		(1.01)	(0.90)	(0.95)	(0.95)	(0.95)

Net asset value, end of period	$15.24		$17.07	$16.35	$16.38	$14.96	$16.97

Market price, end of period	$15.96		$17.43	$15.47	$14.87	$13.94	$17.31

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(6.52)%	[4]	11.07%	5.75%	16.87%	(6.61)%	25.45%

Based on market price	(4.12)%	[4]	19.86%	10.21%	13.86%	(14.68)%	38.46%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	2.05%	[5]	1.55%	1.37%	1.43%	1.46%	1.64%

Total expenses after fees waived and/or paid indirectly	2.05%	[5]	1.55%	1.37%	1.42%	1.45%	1.64%

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[6]	0.96%	[5]	0.92%	0.89%	0.92%	0.92%	1.21% [7]

Net investment income to Common Shareholders	4.65%	[5]	5.15%	5.29%	5.88%	5.39%	5.96%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$326,184		$364,594	$348,849	$349,484	$319,144	$361,341

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$105,900		$105,900	$105,900	$105,900	$105,900	$105,900

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$408,011		$444,282	$429,413	$430,013	$401,364	$441,209

Borrowings outstanding, end of period (000)	$131,101		$141,734	$119,196	$83,283	$116,775	$116,856

Portfolio turnover rate	23%		27%	32%	23%	27%	48%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[7]

For the year ended July 31, 2012, the total expense ratio after fees waived and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.97%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	47

Financial Highlights	BlackRock MuniYield Investment Fund (MYF)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.03		$15.61	$15.56	$14.26	$16.30	$13.71

Net investment income[1]	0.44		0.92	0.95	0.96	0.94	0.93
Net realized and unrealized gain (loss)	(1.17)		0.47	0.07	1.29	(2.03)	2.60

Net increase (decrease) from investment operations	(0.73)		1.39	1.02	2.25	(1.09)	3.53

Distributions to Common Shareholders from net investment income[2]	(0.47)		(0.97)	(0.97)	(0.95)	(0.95)	(0.94)

Net asset value, end of period	$14.83		$16.03	$15.61	$15.56	$14.26	$16.30

Market price, end of period	$15.26		$17.02	$14.67	$14.56	$13.55	$16.52

Total Return Applicable to Common Shareholders[3]
Based on net asset value	(4.62)%	[4]	9.24%	6.88%	16.75%	(7.14)%	26.55%

Based on market price	(7.56)%	[4]	23.41%	7.34%	14.98%	(12.94)%	34.44%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.90%	[5]	1.53%	1.46%	1.52%	1.55%	1.66%

Total expenses after fees waived and/or paid indirectly	1.90%	[5]	1.53%	1.46%	1.52%	1.55%	1.66%

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[6]	0.96%	[5]	0.94%	0.94%	0.97%	0.97%	1.22%	[7]

Net investment income to Common Shareholders	5.64%	[5]	5.86%	6.00%	6.56%	5.82%	6.19%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$202,590		$218,740	$212,691	$211,966	$194,317	$221,778

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$59,400		$59,400	$59,400	$59,400	$59,400	$59,400

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$441,061		$468,250	$458,065	$456,845	$427,133	$473,363

Borrowings outstanding, end of period (000)	$80,900		$77,759	$75,764	$75,865	$85,029	$86,374

Portfolio turnover rate	7%		11%	13%	18%	33%	34%

[1]	Based on average Common Shares outstanding.

[2]	Distributions for annual periods determined in accordance with federal income tax regulations.

[3]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[4]	Aggregate total return.

[5]	Annualized.

[6]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[7]

For the year ended July 31, 2012, the total expense ratio after fees waived and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.99%.

See Notes to Financial Statements.

48	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Financial Highlights	BlackRock MuniYield New Jersey Fund, Inc. (MYJ)

	Six Months Ended January 31, 2017 (Unaudited)		Year Ended July 31,
			2016	2015	2014	2013	2012

Per Share Operating Performance
Net asset value, beginning of period	$16.93		$16.01	$16.11	$14.92	$16.92	$14.84

Net investment income[1]	0.41		0.89	0.90	0.90	0.89	0.86
Net realized and unrealized gain (loss)	(1.39)		0.94	(0.10)	1.21	(1.94)	2.11
Distributions to VRDP Shareholders from net realized gain	—		—	—	—	(0.00)[2]	—

Net increase (decrease) from investment operations	(0.98)		1.83	0.80	2.11	(1.05)	2.97

Distributions to Common Shareholders:[2]
From net investment income	(0.45)		(0.91)	(0.90)	(0.89)	(0.89)	(0.89)
From net realized gain	—		—	—	(0.03)	(0.06)	—

Total distributions to Common Shareholders	(0.45)		(0.91)	(0.90)	(0.92)	(0.95)	(0.89)

Net asset value, end of period	$15.50		$16.93	$16.01	$16.11	$14.92	$16.92

Market price, end of period	$15.56		$17.49	$14.72	$14.67	$13.74	$17.07

Total Return Applicable to Common Shareholders[4]
Based on net asset value	(5.85)%	[5]	11.95%	5.52%	15.27%	(6.51)%	20.72%

Based on market price	(8.51)%	[5]	25.78%	6.54%	13.99%	(14.66)%	33.59%

Ratios to Average Net Assets Applicable to Common Shareholders
Total expenses	1.86%	[6]	1.55%	1.50%	1.57%	1.48%	1.61%

Total expenses after fees waived and/or paid indirectly	1.86%	[6]	1.55%	1.50%	1.57%	1.48%	1.60%

Total expenses after fees waived and/or paid indirectly and excluding interest expense, fees and amortization of offering costs[7]	0.93%	[6]	0.92%	0.93%	0.95%	0.92%	1.28% [8]

Net investment income to Common Shareholders	5.06%	[6]	5.43%	5.51%	5.89%	5.32%	5.41%

Supplemental Data
Net assets applicable to Common Shareholders, end of period (000)	$222,240		$242,134	$228,628	$230,112	$213,099	$240,759

VRDP Shares outstanding at $100,000 liquidation value, end of period (000)	$102,200		$102,200	$102,200	$102,200	$102,200	$102,200

Asset coverage per VRDP Shares at $100,000 liquidation value, end of period	$317,456		$336,922	$323,707	$325,159	$308,511	$335,577

Borrowings outstanding, end of period (000)	$40,642		$40,642	$39,554	$39,554	$39,555	$26,813

Portfolio turnover rate	4%		10%	11%	19%	7%	23%

[1]	Based on average Common Shares outstanding.

[2]	Amount is greater than $(0.005) per share.

[3]	Distributions for annual periods determined in accordance with federal income tax regulations.

[4]

Total returns based on market price, which can be significantly greater or less than the net asset value, may result in substantially different returns. Where applicable, excludes the effects of any sales charges and assumes the reinvestment of distributions.

[5]	Aggregate total return.

[6]	Annualized.

[7]	Interest expense, fees and amortization of offering costs related to TOB Trusts and/or VRDP Shares. See Note 4 and Note 10 of the Notes to Financial Statements for details.

[8]

For the year ended July 31, 2012, the total expense ratio after fees waived and/or paid indirectly and excluding interest expense, fees, amortization of offering costs, liquidity and remarketing fees was 0.93%.

See Notes to Financial Statements.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	49

Notes to Financial Statements (Unaudited)

1. Organization:

The following are registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as closed-end management investment companies and are referred to herein collectively as the “Funds”, or individually, a “Fund”:

Fund Name	Herein Referred to As	Organized	Diversification Classification
BlackRock Muni New York Intermediate Duration Fund, Inc.	MNE	Maryland	Non-diversified
BlackRock MuniYield Arizona Fund, Inc.	MZA	Maryland	Non-diversified
BlackRock MuniYield California Fund, Inc.	MYC	Maryland	Non-diversified
BlackRock MuniYield Investment Fund	MYF	Massachusetts	Non-diversified
BlackRock MuniYield New Jersey Fund, Inc.	MYJ	Maryland	Non-diversified

The Boards of Directors of the Funds are collectively referred to throughout this report as the ”Board of Directors” or the “Board,” and the directors thereof are collectively referred to throughout this report as “Directors.” The Funds determine and make available for publication the NAVs of their Common Shares on a daily basis.

The Funds, together with certain other registered investment companies advised by BlackRock Advisors, LLC (the “Manager”) or its affiliates, are included in a complex of closed-end funds referred to as the Closed-End Complex.

2. Significant Accounting Policies:

The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:

Segregation and Collateralization: In cases where a Fund enters into certain investments (e.g., futures contracts) or certain borrowings (e.g., TOB Trust transactions) that would be treated as “senior securities” for 1940 Act purposes, a Fund may segregate or designate on its books and records cash or liquid assets having a market value at least equal to the amount of its future obligations under such investments or borrowings. Doing so allows the investment or borrowing to be excluded from treatment as a “senior security.” Furthermore, if required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-dealer or custodian as collateral for certain investments or obligations.

Investment Transactions and Investment Income: For financial reporting purposes, investment transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on investment transactions are determined on the identified cost basis. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized on the accrual basis.

Distributions: Distributions from net investment income are declared monthly and paid monthly. Distributions of capital gains are recorded on the ex-dividend date and made at least annually. The character and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. Distributions to Preferred Shareholders are accrued and determined as described in Note 10.

Deferred Compensation Plan: Under the Deferred Compensation Plan (the “Plan”) approved by each Fund’s Board, the independent Directors (“Independent Directors”) may defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of certain other BlackRock Closed-End Funds selected by the Independent Directors. This has the same economic effect for the Independent Directors as if the Independent Directors had invested the deferred amounts directly in certain other BlackRock Closed-End Funds.

The Plan is not funded and obligations thereunder represent general unsecured claims against the general assets of each Fund, if applicable. Deferred compensation liabilities are included in officer’s and directors’ fees payable in the Statements of Assets and Liabilities and will remain as a liability of the Funds until such amounts are distributed in accordance with the Plan.

Recent Accounting Standard: In November 2016, the Financial Accounting Standards Board issued Accounting Standards Update “Restricted Cash” which will require entities to include the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the beginning and ending cash balances in the Statements of Cash Flows. The guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2017, and interim periods within those years. Management is evaluating the impact, if any, of this guidance on the Funds’ presentation in the Statements of Cash Flows.

Indemnifications: In the normal course of business, a Fund enters into contracts that contain a variety of representations that provide general indemnification. A Fund’s maximum exposure under these arrangements is unknown because it involves future potential claims against a Fund, which cannot be predicted with any certainty.

50	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

Other: Expenses directly related to a Fund are charged to that Fund. Other operating expenses shared by several funds, including other funds managed by the Manager, are prorated among those funds on the basis of relative net assets or other appropriate methods.

Through May 31, 2016, the Funds had an arrangement with their custodian whereby credits were earned on uninvested cash balances, which could be used to reduce custody fees and/or overdraft charges. Credits previously earned have been utilized until December 31, 2016. Under current arrangements effective June 1, 2016, the Funds no longer earn credits on uninvested cash, and may incur charges on uninvested cash balances and overdrafts, subject to certain conditions.

3. Investment Valuation and Fair Value Measurements:

Investment Valuation Policies: The Funds’ investments are valued at fair value (also referred to as “market value” within the financial statements) as of the close of trading on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m., Eastern time). U.S. GAAP defines fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Funds determine the fair values of their financial instruments using various independent dealers or pricing services under policies approved by the Board. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) is the committee formed by management to develop global pricing policies and procedures and to oversee the pricing function for all financial instruments.

Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:

•

Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services. In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from dealers, pricing matrixes, market transactions in comparable investments and information with respect to various relationships between investments.

•	Investments in open-end U.S. mutual funds are valued at NAV each business day.

•	Futures contracts traded on exchanges are valued at their last sale price.

If events (e.g., a company announcement, market volatility or a natural disaster) occur that are expected to materially affect the value of such investments, or in the event that the application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Global Valuation Committee, or its delegate, in accordance with a policy approved by the Board as reflecting fair value (“Fair Valued Investments”). The fair valuation approaches that may be used by the Global Valuation Committee will include Market approach, Income approach and Cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and typically used in determining fair value. When determining the price for Fair Valued Investments, the Global Valuation Committee, or its delegate, seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Global Valuation Committee, or its delegate, deems relevant and consistent with the principles of fair value measurement. The pricing of all Fair Valued Investments is subsequently reported to the Board or a committee thereof on a quarterly basis.

Fair Value Hierarchy: Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial statement purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including each Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by private companies. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	51

Notes to Financial Statements (continued)

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with each Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities.

4. Securities and Other Investments:

Zero-Coupon Bonds: Zero-coupon bonds are normally issued at a significant discount from face value and do not provide for periodic interest payments. These bonds may experience greater volatility in market value than other debt obligations of similar maturity which provide for regular interest payments.

Forward Commitments and When-Issued Delayed Delivery Securities: Certain Funds may purchase securities on a when-issued basis and may purchase or sell securities on a forward commitment basis. Settlement of such transactions normally occurs within a month or more after the purchase or sale commitment is made. A Fund may purchase securities under such conditions with the intention of actually acquiring them, but may enter into a separate agreement to sell the securities before the settlement date. Since the value of securities purchased may fluctuate prior to settlement, a Fund may be required to pay more at settlement than the security is worth. In addition, a Fund is not entitled to any of the interest earned prior to settlement. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations. In the event of default by the counterparty, a Fund’s maximum amount of loss is the unrealized appreciation of unsettled when-issued transactions.

Municipal Bonds Transferred to TOB Trusts: Certain Funds leverage their assets through the use of “TOB Trust” transactions. The Funds transfer municipal bonds into a special purpose trust (a “TOB Trust”). A TOB Trust generally issues two classes of beneficial interests: short-term floating rate interests (“TOB Trust Certificates”), which are sold to third party investors, and residual inverse floating rate interests (“TOB Residuals”), which are generally issued to the participating funds that contributed the municipal bonds to the TOB Trust. The TOB Trust Certificates have interest rates that generally reset weekly and their holders have the option to tender such certificates to the TOB Trust for redemption at par and any accrued interest at each reset date. The TOB Residuals held by a Fund generally provide the Fund with the right to cause the holders of a proportional share of the TOB Trust Certificates to tender their certificates to the TOB Trust at par plus accrued interest. The Funds may withdraw a corresponding share of the municipal bonds from the TOB Trust. Other funds managed by the investment adviser may also contribute municipal bonds to a TOB Trust into which each Fund has contributed bonds. If multiple BlackRock advised funds participate in the same TOB Trust, the economic rights and obligations under the TOB Residuals will be shared among the funds ratably in proportion to their participation in the TOB Trust.

TOB Trusts are generally supported by a liquidity facility provided by a third party bank or other financial institution (the “Liquidity Provider”) that allows the holders of the TOB Trust Certificates to tender their certificates in exchange for payment of par plus accrued interest on any business day. The tendered TOB Trust Certificates may be purchased by the Liquidity Provider and are usually remarketed by a Remarketing Agent, which is typically an affiliated entity of the Liquidity Provider. The Remarketing Agent may also purchase the tendered TOB Trust Certificates for its own account in the event of a failed remarketing.

The TOB Trust may be collapsed without the consent of a Fund, upon the occurrence of tender option termination events (“TOTEs”) or mandatory termination events (“MTEs”), as defined in the TOB Trust agreements. TOTEs include the bankruptcy or default of the issuer of the municipal bonds held in the TOB Trust, a substantial downgrade in the credit quality of the issuer of the municipal bonds held in the TOB Trust, failure of any scheduled payment of principal or interest on the municipal bonds, and/or a judgment or ruling that interest on the municipal bond is subject to federal income taxation. MTEs may include, among other things, a failed remarketing of the TOB Trust Certificates, the inability of the TOB Trust to obtain renewal of the liquidity support agreement and a substantial decline in the market value of the municipal bonds held in the TOB Trust. Upon the occurrence of a TOTE or an MTE, the TOB Trust would be liquidated with the proceeds applied first to any accrued fees owed to the trustee of the TOB Trust, the Remarketing Agent and the Liquidity Provider. In the case of an MTE, after the payment of fees, the TOB Trust Certificates holders would be paid before the TOB Residuals holders (i.e., the Funds). In contrast, in the case of a TOTE, after payment of fees, the TOB Trust Certificates holders and the TOB Residuals holders would be paid pro rata in proportion to the respective face values of their certificates. During the six months ended January 31, 2017, no TOB Trusts in which a Fund participated were terminated without the consent of a Fund.

While a Fund’s investment policies and restrictions expressly permit investments in inverse floating rate securities, such as TOB Residuals, they generally restrict the ability of a Fund to borrow money for purposes of making investments. The Funds’ management believes that a Fund’s restrictions on borrowings do not apply to the Funds’ TOB Trust transactions. Each Fund’s transfer of the municipal bonds to a TOB Trust is considered a secured borrowing for financial reporting purposes. The cash received by the TOB Trust from the sale of the TOB Trust Certificates, less certain transaction expenses, is paid to a Fund. A Fund typically invests the cash received in additional municipal bonds. The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates would be shown as Loan for TOB Trust Certificates.

52	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

Volcker Rule Impact: On December 10, 2013, regulators published final rules implementing section 619 of the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Volcker Rule”), which precludes banking entities and their affiliates from sponsoring and investing in TOB Trusts. Banking entities subject to the Volcker Rule were required to fully comply by July 21, 2015, with respect to investments in and relationships with TOB Trusts established after December 31, 2013 (“Non-Legacy TOB Trusts”), and by July 21, 2017, with respect to investments in and relationships with TOB Trusts established prior to December 31, 2013 (“Legacy TOB Trusts”).

As a result, a new structure for TOB Trusts has been designed in which no banking entity would sponsor the TOB Trust. Specifically, a Fund establishes, structures and “sponsors” the TOB Trusts in which it holds TOB Residuals. In such a structure, certain responsibilities that previously belonged to a third party bank are performed by, or on behalf of, the Funds. The Funds have restructured any Non-Legacy TOB Trusts and are in the process of restructuring Legacy TOB Trusts in conformity with regulatory guidelines. Until all restructurings are completed, a Fund may, for a period of time, hold TOB Residuals in both Legacy TOB Trusts and new or restructured non-bank sponsored TOB Trusts.

Under the new TOB Trust structure, the Liquidity Provider or Remarketing Agent will no longer purchase the tendered TOB Trust Certificates even in the event of failed remarketing. This may increase the likelihood that a TOB Trust will need to be collapsed and liquidated in order to purchase the tendered TOB Trust Certificates. The TOB Trust may draw upon a loan from the Liquidity Provider to purchase the tendered TOB Trust Certificates. Any loans made by the Liquidity Provider will be secured by the purchased TOB Trust Certificates held by the TOB Trust and will be subject to an increased interest rate based on the number of days the loan is outstanding.

Accounting for TOB Trusts: The municipal bonds deposited into a TOB Trust are presented in a Fund’s Schedule of Investments and the TOB Trust Certificates are shown in Other Liabilities in the Statements of Assets and Liabilities. Any loans drawn by the TOB Trust pursuant to the liquidity facility to purchase tendered TOB Trust Certificates are shown as Loan for TOB Trust Certificates. The carrying amount of a Fund’s payable to the holder of the TOB Trust Certificates, as reported in the Statements of Assets and Liabilities as TOB Trust Certificates, approximates its fair value.

Interest income, including amortization and accretion of premiums and discounts, from the underlying municipal bonds is recorded by a Fund on an accrual basis. Interest expense incurred on the TOB Trust transaction and other expenses related to remarketing, administration, trustee, liquidity and other services to a TOB Trust are shown as interest expense, fees and amortization of offering costs in the Statements of Operations. Fees paid upon creation of the TOB Trust are recorded as debt issuance costs and are amortized to interest expense, fees and amortization of offering costs in the Statements of Operations to the expected maturity of the TOB Trust. In connection with the restructurings of the TOB Trusts to non-bank sponsored TOB Trusts, a Fund incurred non-recurring, legal and restructuring fees, which are recorded as interest expense, fees and amortization of deferred offering costs in the Statements of Operations.

For the six months ended January 31, 2017, the following table is a summary of each Fund’s TOB Trusts:

	Underlying Municipal Bonds Transferred to TOB Trusts[1]	Liability for TOB Trust Certificates[2]	Range of Rates of Interest on TOB Trusts Certificates at Period End	Average TOB Trust Certificates Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on TOB Trusts
MNE	$17,323,324	$8,939,171	0.69% - 0.81%	$8,939,171	1.31%
MZA	$6,627,690	$3,000,000	0.69% - 0.69%	$3,000,000	1.27%
MYC	$286,872,740	$131,100,632	0.69% - 0.81%	$141,625,563	1.30%
MYF	$151,274,841	$80,899,953	0.67% - 1.26%	$78,966,557	1.31%
MYJ	$68,448,489	$40,642,302	0.69% - 0.93%	$40,642,302	1.41%

[1]

The municipal bonds transferred to a TOB Trust are generally high grade municipal bonds. In certain cases, when municipal bonds transferred are lower grade municipal bonds, the TOB transaction may include a credit enhancement feature that provides for the timely payment of principal and interest on the bonds to the TOB Trust by a credit enhancement provider in the event of default of the municipal bond. The TOB Trust would be responsible for the payment of the credit enhancement fee and the Funds, as TOB Residuals holders, would be responsible for reimbursement of any payments of principal and interest made by the credit enhancement provider. The maximum potential amounts owed by the Funds, for such reimbursements, as applicable, are included in the maximum potential amounts disclosed for recourse TOB Trusts.

[2]

The Funds may invest in TOB Trusts that are structured on a non-recourse or recourse basis. When a Fund invests in TOB Trusts on a non-recourse basis, the Liquidity Provider may be required to make a payment under the liquidity facility. In such an event, the Liquidity Provider will typically either (i) fund the full amount owed under the liquidity facility and be subsequently reimbursed from only the proceeds of the liquidation of all or a portion of the municipal bonds held in the TOB Trust or the remarketing of the TOB Trust Certificates, or (ii) liquidate all or a portion of the municipal bonds held in the TOB Trust and then fund the balance, if any, of the amount owed under the liquidity facility over the liquidation proceeds (the “Liquidation Shortfall”). If a Fund invests in a TOB Trust on a recourse basis, a Fund will usually enter into a reimbursement agreement with the Liquidity Provider where a Fund is required to reimburse the Liquidity Provider the amount of any Liquidation Shortfall. As a result, if a Fund invests in a recourse TOB Trust, a Fund will bear the risk of loss with respect to any Liquidation Shortfall. If multiple funds participate in any such TOB Trust, these losses will be shared ratably, including the maximum potential amounts owed by a Fund at January 31, 2017, in proportion to their participation in the TOB Trust. The recourse TOB Trusts are identified in the Schedules of Investments including the maximum potential amounts owed by a Fund at January 31, 2017.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	53

Notes to Financial Statements (continued)

For the six months ended January 31, 2017, the following table is a summary of each Fund’s Loan for TOB Trust Certificates:

	Loan Outstanding at Period End	Range of Interest Rates on Loans at Period End	Average Loan Outstanding	Daily Weighted Average Rate of Interest and Other Expenses on Loans
MYC	—	—	$1,708,496	0.84%

5. Derivative Financial Instruments:

The Funds engage in various portfolio investment strategies using derivative contracts both to increase the returns of the Funds and/or to manage their exposure to certain risks such as credit risk, equity risk, interest rate risk, foreign currency exchange rate risk, commodity price risk or other risks (e.g., inflation risk). Derivative financial instruments categorized by risk exposure are included in the Schedules of Investments. These contracts may be transacted on an exchange or over-the-counter (“OTC”).

Futures Contracts: Certain Funds invest in long and/or short positions in futures and options on futures contracts to gain exposure to, or manage exposure to changes in interest rates (interest rate risk), changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).

Futures contracts are agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.

Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, is shown as cash pledged for futures contracts in the Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable) on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest, foreign currency exchange rates or underlying assets.

6. Investment Advisory Agreement and Other Transactions with Affiliates:

The PNC Financial Services Group, Inc. is the largest stockholder and an affiliate of BlackRock, Inc. (“BlackRock”) for 1940 Act purposes.

Investment Advisory: Each Fund entered into an Investment Advisory Agreement with the Manager, the Funds’ investment adviser, an indirect, wholly-owned subsidiary of BlackRock, to provide investment advisory and administration services. The Manager is responsible for the management of each Fund’s portfolio and provides the personnel, facilities, equipment and certain other services necessary to the operations of each Fund.

For such services, each fund pays the Manager a monthly fee at an annual rate equal to the following percentages of the average daily value of each Fund’s net assets:

	MNE	MZA	MYC	MYF	MYJ
Investment advisory fees	0.55%	0.50%	0.50%	0.50%	0.50%

For purposes of calculating these fees, “net assets” mean the total assets of each Fund minus the sum of its accrued liabilities (which does not includes liabilities represented by TOB Trusts and the liquidation preference of preferred shares). It is understood that the liquidation preference of any outstanding preferred stock (other than accumulated dividends) and TOB Trusts is not considered a liability in determining a Fund’s NAV.

Waivers: The Manager voluntarily agreed to waive its investment advisory fees by the amount of investment advisory fees each Fund pays to the Manager indirectly through its investment in affiliated money market funds (the “affiliated money market fund waiver”). These amounts are included in fees waived by the Manager in the Statements of Operations. For the six months ended January 31, 2017, the amounts waived were as follows:

	MNE	MZA	MYC	MYF	MYJ
Amounts waived	$872	$252	$424	$288	$940

Effective September 1, 2016, the Manager voluntarily agreed to waive its investment advisory fee with respect to any portion of the Fund’s assets invested in affiliated equity or fixed-income mutual funds or affiliated exchange-traded funds that have a contractual management fee. Prior to September 1, 2016, the Manager did not waive such fees. On December 2, 2016, the Manager entered into a Master Advisory Fee Agreement (“Agreement”), contractually committing to this arrangement through June 30, 2017. The Agreement can be renewed for annual periods thereafter, and may be terminated on 90 days’ notice, each subject to approval by a majority of the Fund’s independent directors.

54	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

Officers and Directors: Certain officers and/or directors of the Funds are officers and/or directors of BlackRock or its affiliates. The Funds reimburse the Manager for a portion of the compensation paid to the Funds’ Chief Compliance Officer, which is included in Officer and Directors in the Statements of Operations.

7. Purchases and Sales:

For the six months ended January 31, 2017, purchases and sales of investments, excluding short-term securities, were as follows:

	MNE	MZA	MYC	MYF	MYJ
Purchases	$7,044,203	$8,704,052	$132,998,623	$28,883,712	$17,082,935
Sales	$6,948,418	$8,134,849	$141,536,837	$24,848,182	$14,263,296

8. Income Tax Information:

It is the Funds’ policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of their taxable income to their shareholders. Therefore, no federal income tax provision is required.

Each Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on each Fund’s U.S. federal tax returns generally remains open for each of the four years ended July 31, 2016. The statutes of limitations on each Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

Management has analyzed tax laws and regulations and their application to the Funds as of January 31, 2017, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.

As of July 31, 2016, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Expires July 31,	MNE	MZA	MYF	MYJ
No expiration date[1]	—	$613,415	$6,617,267	$4,517,847
2018	$110,767	816,347	7,205,475	—
2019	—	68,648	—	—

Total	$110,767	$1,498,410	$13,822,742	$4,517,847

[1]	Must be utilized prior to losses subject to expiration.

As of January 31, 2017, gross unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

	MNE	MZA	MYC	MYF	MYJ
Tax cost	$88,440,284	$97,310,014	$412,767,244	$237,362,951	$306,901,991

Gross unrealized appreciation	$4,345,586	$5,759,899	$26,082,270	$25,528,320	$18,703,250
Gross unrealized depreciation	(894,259)	(458,846)	(6,774,943)	(1,732,692)	(3,363,613)

Net unrealized appreciation	$3,451,327	$5,301,053	$19,307,327	$23,795,628	$15,339,637

9. Principal Risks:

Many municipalities insure repayment of their bonds, which may reduce the potential for loss due to credit risk. The market value of these bonds may fluctuate for other reasons, including market perception of the value of such insurance, and there is no guarantee that the insurer will meet its obligation.

Inventories of municipal bonds held by brokers and dealers may decrease, which would lessen their ability to make a market in these securities. Such a reduction in market making capacity could potentially decrease a Fund’s ability to buy or sell bonds. As a result, a Fund may sell a security at a lower price, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative impact on performance. If a Fund needed to sell large blocks of bonds, those sales could further reduce the bonds’ prices and impact performance.

In the normal course of business, certain Funds invest in securities and enter into transactions where risks exist due to fluctuations in the market (market risk) or failure of the issuer to meet all its obligations, including the ability to pay principal and interest when due (issuer credit risk). The value of securities held by the Funds may decline in response to certain events, including those directly involving the issuers of securities owned by the Funds. Changes arising from the general economy, the overall market and local, regional or global political and/or social instability, as well as currency, interest rate and price fluctuations, may also affect the securities’ value.

Each Fund may be exposed to prepayment risk, which is the risk that borrowers may exercise their option to prepay principal earlier than scheduled during periods of declining interest rates, which would force each Fund to reinvest in lower yielding securities. Each Fund may also be exposed to reinvestment risk, which is the risk that income from each Fund’s portfolio will decline if each Fund invests the proceeds from matured, traded or called fixed income securities at market interest rates that are below each Fund portfolio’s current earnings rate.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	55

Notes to Financial Statements (continued)

The Funds may hold a significant amount of bonds subject to calls by the issuers at defined dates and prices. When bonds are called by issuers and the Funds reinvest the proceeds received, such investments may be in securities with lower yields than the bonds originally held, and correspondingly, could adversely impact the yield and total return performance of a fund.

It is possible that regulators could take positions that could limit the market for non-bank sponsored TOB Trust transactions or the Funds’ ability to hold TOB Residuals. Under the new TOB Trust structure, the Funds will have certain additional duties and responsibilities, which may give rise to certain additional risks including, but not limited to, compliance, securities law and operational risks.

There can be no assurance that the Funds can successfully enter into restructured TOB Trust transactions in order to refinance their existing TOB Residuals holdings prior to the compliance date for the Volcker Rule, which may require that the Funds unwind existing TOB Trusts. There can be no assurance that alternative forms of leverage will be available to the Funds and any alternative forms of leverage may be more or less advantageous to the Funds than existing TOB leverage.

Should short-term interest rates rise, the Funds’ investments in TOB Trust transactions may adversely affect the Funds’ net investment income and dividends to Common Shareholders. Also, fluctuations in the market value of municipal bonds deposited into the TOB Trust may adversely affect the Funds’ NAVs per share.

The SEC and various federal banking and housing agencies have adopted credit risk retention rules for securitizations (the “Risk Retention Rules”), which took effect in December 2016. The Risk Retention Rules would require the sponsor of a TOB Trust to retain at least 5% of the credit risk of the underlying assets supporting the TOB Trust’s municipal bonds. The Risk Retention Rules may adversely affect the Funds’ ability to engage in TOB Trust transactions or increase the costs of such transactions in certain circumstances.

TOB Trust transactions constitute an important component of the municipal bond market. Accordingly, implementation of the Volcker Rule and Risk Retention Rules may adversely impact the municipal market, including through reduced demand for and liquidity of municipal bonds and increased financing costs for municipal issuers. Any such developments could adversely affect the Funds. The ultimate impact of these rules on the TOB Trust market and the overall municipal market is not yet certain.

Counterparty Credit Risk: Similar to issuer credit risk, the Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions. The Funds manages counterparty credit risk by entering into transactions only with counterparties that the Manager believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.

A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.

With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.

Concentration Risk: MNE, MZA, MYC and MYJ invest a substantial amount of their assets in issuers located in a single state or limited number of states. This may subject each Fund to the risk that economic, political or social issues impacting a particular state or group of states could have an adverse and disproportionate impact on the income from, or the value or liquidity of, the Funds’ respective portfolios. Investment percentages in specific states or U.S. territories are presented in the Schedule of Investments.

As of period end, MYC invested a significant portion of its assets in securities in the county, city, special district, school district sector, and MYF and MYJ invested a significant portion of their assets in the transportation sector. Changes in economic conditions affecting such sectors would have a greater impact on the Funds and could affect the value, income and/or liquidity of positions in such securities.

Certain Funds invest a significant portion of their assets in fixed income securities and/or use derivatives tied to the fixed income markets. Changes in market interest rates or economic conditions may affect the value and/or liquidity of such investments. Interest rate risk is the risk that prices of bonds and other fixed income securities will increase as interest rates fall and decrease as interest rates rise. The Funds may be subject to a greater risk of rising interest rates due to the current period of historically low rates.

56	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (continued)

Certain Funds may invest in municipal bonds below investment grade quality (sometimes called “junk bonds”), which are predominantly speculative, have greater credit risk and generally are less liquid and have more volatile prices than higher quality securities.

10. Capital Share Transactions:

Each Fund is authorized to issue 200 million shares (an unlimited number of shares for MYF), all of which were initially classified as Common Shares. The par value for each Fund’s Common Shares is $0.10. The par value for each Fund’s Preferred Shares outstanding is $0.10, except for MYF, which is $0.05. The Board is authorized, however, to reclassify any unissued Common Shares to Preferred Shares without approval of Common Shareholders. MYF is authorized to issue 1 million Preferred Shares, including AMPS.

Common Shares

For the periods shown, shares issued and outstanding increased by the following amounts as a result of dividend reinvestment:

	MZA	MYC	MYF	MYJ
Six Months Ended January 31, 2017	5,257	50,198	16,002	34,427
Year Ended July 31, 2016	12,268	24,607	22,435	20,556

For the six months ended January 31, 2017 and the year ended July 31, 2016, shares issued and outstanding remained constant for MNE.

Preferred Shares

Each Fund’s Preferred Shares rank prior to the Fund’s Common Shares as to the payment of dividends by the Fund and distribution of assets upon dissolution or liquidation of a Fund. The 1940 Act prohibits the declaration of any dividend on a Fund’s Common Shares or the repurchase of a Fund’s Common Shares if a Fund fails to maintain asset coverage of at least 200% of the liquidation preference of the Fund’s outstanding Preferred Shares. In addition, pursuant to the Preferred Shares’ governing instruments, a Fund is restricted from declaring and paying dividends on classes of shares ranking junior to or on parity with the Fund’s Preferred Shares or repurchasing such shares if a Fund fails to declare and pay dividends on the Preferred Shares, redeem any Preferred Shares required to be redeemed under the Preferred Shares’ governing instruments or comply with the basic maintenance amount requirement of the ratings agencies rating the Preferred Shares.

The holders of Preferred Shares have voting rights equal to the voting rights of the holders of Common Shares (one vote per share) and will vote together with holders of Common Shares (one vote per share) as a single class on certain matters. However, the holders of Preferred Shares, voting as a separate class, are also entitled to elect two Directors to the Board of each Fund. The holders of Preferred Shares are also entitled to elect the full Board of Directors if dividends on the Preferred Shares are not paid for a period of two years. The holders of Preferred Shares are also generally entitled to a separate class vote to amend the Preferred Share governing documents. In addition, the 1940 Act requires the approval of the holders of a majority of any outstanding Preferred Shares, voting as a separate class, to (a) adopt any plan of reorganization that would adversely affect the Preferred Shares, (b) change a Fund’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

VRDP Shares

MNE, MZA, MYC, MYF AND MYJ (collectively, the “VRDP Funds”), have issued Series W-7 VRDP Shares, $100,000 liquidation preference per share, in privately negotiated offerings. The VRDP Shares were offered to qualified institutional buyers as defined pursuant to Rule 144A under the Securities Act of 1933, as amended, (the “Securities Act”). The VRDP Shares include a liquidity feature and the VRDP Shares of certain Funds are currently in a special rate period, each as described below.

As of period end, the VRDP Shares outstanding of each Fund were as follows:

	Issue Date	Shares Issued	Aggregate Principal	Maturity Date
MNE	9/15/11	296	$29,600,000	10/01/41
MZA	5/19/11	373	$37,300,000	6/01/41
MYC	5/19/11	1,059	$105,900,000	6/01/41
MYF	5/19/11	594	$59,400,000	6/01/41
MYJ	4/21/11	1,022	$102,200,000	5/01/41

Redemption Terms: Each VRDP Fund is required to redeem its VRDP Shares on the maturity date, unless earlier redeemed or repurchased. Six months prior to the maturity date, each VRDP Fund is required to begin to segregate liquid assets with the Fund’s custodian to fund the redemption. In addition, VRDP Funds are required to redeem certain of their outstanding VRDP Shares if they fail to comply with certain asset coverage, basic maintenance amount or leverage requirements.

Subject to certain conditions, the VRDP Shares may also be redeemed, in whole or in part, at any time at the option of VRDP Funds. The redemption price per VRDP Share is equal to the liquidation preference per share plus any outstanding unpaid dividends.

Liquidity Feature: Each VRDP Fund entered into a fee agreement with the liquidity provider that requires an initial commitment and a per annum liquidity fee payable to the liquidity provider. These fees, if applicable, are shown as liquidity fees in the Statements of Operations.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	57

Notes to Financial Statements (continued)

The fee agreements between MZA, MYC, MYF and MYJ, and the liquidity provider are for a 364 day term and were scheduled to expire on July 7, 2016. MZA, MYC, MYF and MYJ renewed the fee agreements for an additional 364 day term which is scheduled to expire on July 6, 2017, unless renewed or terminated in advance.

The initial fee agreement between MNE and the liquidity provider was for a 364 day term and was scheduled to expire on September 15, 2012. The initial fee agreement was subsequently extended until March 15, 2013, unless renewed or terminated in advance. On November 21, 2012, MNE entered into a new fee agreement with an alternate liquidity provider. The new fee agreement is for a two year term and was scheduled to expire on December 4, 2014, unless renewed or terminated in advance. In connection with the designation of a special rate period (as described below), the fee agreement was subsequently extended until October 22, 2018, unless renewed or terminated in advance. The change in liquidity provider resulted in a mandatory tender of MNE’s VRDP Shares on November 28, 2012 which were successfully remarketed by the remarketing agent.

In the event the fee agreement is not renewed or is terminated in advance, and the VRDP Funds do not enter into a fee agreement with an alternate liquidity provider, the VRDP Shares will be subject to mandatory purchase by the liquidity provider prior to the termination of the fee agreement. In the event of such mandatory purchase, VRDP Funds are required to redeem the VRDP Shares six months after the purchase date. Immediately after such mandatory purchase, VRDP Funds are required to begin to segregate liquid assets with their custodian to fund the redemption. There is no assurance the VRDP Funds will replace such redeemed VRDP Shares with any other preferred shares or other form of leverage.

Remarketing: The VRDP Funds may incur remarketing fees of 0.10% on the aggregate principal amount of all the Funds’ VRDP Shares, which, if any, are included in remarketing fees on Preferred Shares in the Statements of Operations. During any special rate period (as described below), the VRDP Funds may incur no remarketing fees.

Dividends: Dividends on the VRDP Shares are payable monthly at a variable rate set weekly by the remarketing agent. Such dividend rates are generally based upon a spread over a base rate and cannot exceed a maximum rate. In the event of a failed remarketing, the dividend rate of the VRDP Shares will be reset to a maximum rate. The maximum rate is determined based on, among other things, the long-term preferred share rating assigned to the VRDP Shares and the length of time that the VRDP Shares fail to be remarketed. At the date of issuance, the VRDP Shares were assigned long-term ratings of Aaa from Moody’s and AAA from Fitch. Subsequent to the issuance of the VRDP Shares, Moody’s completed a review of its methodology for rating securities issued by registered closed-end funds. As of period end, the VRDP Shares were assigned a long-term rating of Aa2 for MNE, MZA, MYC and MYJ and Aa1 for MYF from Moody’s under its new ratings methodology. The VRDP Shares continue to be assigned a long-term rating of AAA from Fitch.

For the six months ended January 31, 2017, the annualized dividend rates for the VRDP Shares were as follows:

	MNE	MZA	MYC	MYF	MYJ
Rate	1.64%	1.54%	1.79%	1.54%	1.54%

Ratings: The short-term ratings on the VRDP Shares are directly related to the short-term ratings of the liquidity provider for such VRDP Shares. Changes in the credit quality of the liquidity provider could cause a change in the short-term credit ratings of the VRDP Shares as rated by Moody’s, Fitch and/or S&P. A change in the short-term credit rating of the liquidity provider or the VRDP Shares may adversely affect the dividend rate paid on such shares, although the dividend rate paid on the VRDP Shares is not directly based upon either short-term rating. The liquidity provider may be terminated prior to the scheduled termination date if the liquidity provider fails to maintain short-term debt ratings in one of the two highest rating categories.

Special Rate Period: On June 21, 2012, MZA, MYC, MYF and MYJ commenced a three-year term ending June 24, 2015 (the “special rate period”) with respect to their VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. In June 2015, the special rate period was extended to June 22, 2016. In June 2016, the special rate period was extended to June 21, 2017. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for the VRDP Funds were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to June 21, 2017, the holder of the VRDP Shares and MZA, MYC, MYF and MYJ may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

On October 22, 2015, MNE commenced a term ending April 18, 2018 (the “special rate period”) with respect to its VRDP Shares, during which the VRDP Shares will not be subject to any remarketing and the dividend rate will be based on a predetermined methodology. The implementation of the special rate period resulted in a mandatory tender of the VRDP Shares prior to the commencement of the special rate period. The mandatory tender event was not the result of a failed remarketing. The short-term ratings on the VRDP Shares for MNE were withdrawn by Moody’s, Fitch and/or S&P at the commencement of the special rate period. Prior to April 18, 2018, the holder of the VRDP Shares and MNE may mutually agree to extend the special rate period. If the special rate period is not extended, the VRDP Shares will revert to remarketable securities upon the termination of the special rate period and will be remarketed and available for purchase by qualified institutional investors.

58	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Notes to Financial Statements (concluded)

During the special rate period, the liquidity and fee agreements remain in effect and the VRDP Shares remain subject to mandatory redemption by the VRDP Funds on the maturity date. The VRDP Shares will not be remarketed or subject to optional or mandatory tender events during the special rate period. During the special rate period, the VRDP Funds are required to comply with the same asset coverage, basic maintenance amount and leverage requirements for the VRDP Shares as is required when the VRDP Shares are not in a special rate period. The VRDP Funds will not pay any fees to the liquidity provider and remarketing agent during the special rate period. The VRDP Funds will also pay dividends monthly based on the sum of the Securities Industry and Financial Markets Association (“SIFMA”) Municipal Swap Index rate and a percentage per annum based on the long-term ratings assigned to the VRDP Shares.

If the VRDP Funds redeem the VRDP Shares prior to the end of the special rate period and the VRDP Shares have long-term ratings above A1/A+ and its equivalent by all ratings agencies then rating the VRDP Shares, then such redemption may be subject to a redemption premium payable to the holder of the VRDP Shares based on the time remaining in the special rate period, subject to certain exceptions for redemptions that are required to comply with minimum asset coverage requirements.

For the six months ended January 31, 2017, VRDP Shares issued and outstanding of each Fund remained constant.

Offering Costs: The Funds incurred costs in connection with the issuance of VRDP Shares, which were recorded as a direct deduction from the carrying value of the related debt liability and will be amortized over the life of the VRDP Shares with the exception of upfront fees paid to the liquidity provider which were amortized over the life of the liquidity agreement. Amortization of these costs is included in interest expense, fees and amortization of offering costs in the Statements of Operations.

Financial Reporting: The VRDP Shares are considered debt of the issuer; therefore, the liquidation preference, which approximates fair value, of the VRDP Shares is recorded as a liability in the Statements of Assets and Liabilities net of deferred offering costs. Unpaid dividends are included in interest expense and fees payable in the Statements of Assets and Liabilities, and the dividends accrued and paid on the VRDP Shares are included as a component of interest expense, fees and amortization of offering costs in the Statements of Operations. The VRDP Shares are treated as equity for tax purposes. Dividends paid to holders of the VRDP Shares are generally classified as tax-exempt income for tax-reporting purposes.

11. Subsequent Events:

Management’s evaluation of the impact of all subsequent events on the Funds’ financial statements was completed through the date the financial statements were issued and the following items were noted:

	Common Dividend Per Share		Preferred Shares[3]
	Paid[1]	Declared[2]	Shares	Series	Declared
MNE	$0.0498	$0.0498	VRDP	W-7	$35,263
MZA	$0.0620	$0.0620	VRDP	W-7	$44,437
MYC	$0.0700	$0.0620	VRDP	W-7	$180,457
MYF	$0.0780	$0.0780	VRDP	W-7	$70,765
MYJ	$0.0750	$0.0750	VRDP	W-7	$121,753

[1]	Net investment income dividend paid on March 1, 2017 to Common Shareholders of record on February 15, 2017.

[2]	Net investment income dividend declared on March 1, 2017, payable to Common Shareholders of record on March 15, 2017.

[3]	Dividends declared for period February 1, 2017 to February 28, 2017.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	59

Officers and Directors

Richard E. Cavanagh, Chair of the Board and Director

Karen P. Robards, Vice Chair of the Board and Director

Michael J. Castellano, Director

Cynthia L. Egan, Director

Frank J. Fabozzi, Director

Jerrold B. Harris, Director

R. Glenn Hubbard, Director

W. Carl Kester, Director

Catherine A. Lynch, Director

Barbara G. Novick, Director

John M. Perlowski, Director, President and Chief Executive Officer

Jonathan Diorio, Vice President

Neal J. Andrews, Chief Financial Officer

Jay M. Fife, Treasurer

Charles Park, Chief Compliance Officer

Janey Ahn, Secretary

Investment Adviser BlackRock Advisors, LLC Wilmington, DE 19809	Accounting Agent and Custodian State Street Bank and Trust Company Boston, MA 02110	VRDP Tender and Paying Agent The Bank of New York Mellon New York, NY 10289	Legal Counsel Skadden, Arps, Slate, Meagher & Flom LLP Boston, MA 02116	Address of the Funds 100 Bellevue Parkway Wilmington, DE 19809

	Transfer Agent Computershare Trust Company, N.A. Canton, MA 02021	VRDP Remarketing Agent Barclays Capital, Inc.[1] New York, NY 10019 Citigroup Global Markets Inc.[2] New York, NY 10179	Independent Registered Public Accounting Firm Deloitte & Touche LLP Boston, MA 02116

VRDP Liquidity Provider Barclays Bank PLC[1] New York, NY 10019 Citibank, N.A.[2] New York, NY 10179

[1]	For MNE.

[2]	For all Funds except MNE.

60	SEMI-ANNUAL REPORT	JANUARY 31, 2017

Additional Information

Fund Certification

Certain Funds are listed for trading on the NYSE and have filed with the NYSE their annual chief executive officer certification regarding compliance with the NYSE’s listing standards. The Funds filed with the SEC the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

Dividend Policy

Each Fund’s dividend policy is to distribute all or a portion of its net investment income to its shareholders on a monthly basis. In order to provide shareholders with a more stable level of distributions, the Funds may at times pay out less than the entire amount of net investment income earned in any particular month and may at times in any particular month pay out such accumulated but undistributed income in addition to net investment income earned in that month. As a result, the distributions paid by the Funds for any particular month may be more or less than the amount of net investment income earned by the Funds during such month. The Funds’ current accumulated but undistributed net investment income, if any, is disclosed in the Statements of Assets and Liabilities, which comprises part of the financial information included in this report.

General Information

The Funds do not make available copies of their Statements of Additional Information because the Funds’ shares are not continuously offered, which means that the Statement of Additional Information of each Fund has not been updated after completion of the respective Fund’s offerings and the information contained in each Fund’s Statement of Additional Information may have become outdated.

During the period, there were no material changes in the Funds’ investment objectives or policies or to the Funds’ charters or by-laws that would delay or prevent a change of control of the Funds that were not approved by the shareholders or in the principal risk factors associated with investment in the Funds. Except as disclosed on page 62, there have been no changes in the persons who are primarily responsible for the day-to-day management of the Funds’ portfolios.

Effective September 26, 2016, BlackRock implemented a new methodology for calculating “effective duration” for BlackRock’s municipal bond portfolios. The new methodology replaces the model previously used by BlackRock to evaluate municipal bond duration and is a common indicator of an investment’s sensitivity to interest rate movements. The new methodology is applied to the Funds’ duration reported for any periods after September 26, 2016.

Quarterly performance, semi-annual and annual reports, current net asset value and other information regarding the Funds may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com. Any reference to BlackRock’s website in this report is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

Electronic Delivery

Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual shareholder reports by enrolling in the electronic delivery program. Electronic copies of shareholder reports are available on BlackRock’s website.

To enroll in electronic delivery:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.

Householding

The Funds will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please call the Funds at (800) 882-0052.

SEMI-ANNUAL REPORT	JANUARY 31, 2017	61

Additional Information (concluded)

Availability of Quarterly Schedule of Investments

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room or how to access documents on the SEC’s website without charge may be obtained by calling (800) SEC-0330. The Funds’ Forms N-Q may also be obtained upon request and without charge by calling (800) 882-0052.

Availability of Proxy Voting Policies and Procedures

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available upon request and without charge (1) by calling (800) 882-0052; (2) at http://www.blackrock.com; and (3) on the SEC’s website at http://www.sec.gov.

Availability of Proxy Voting Record

Information about how the Funds voted proxies relating to securities held in the Funds’ portfolios during the most recent 12-month period ended June 30 is available upon request and without charge (1) at http://www.blackrock.com; or by calling (800) 882-0052; and (2) on the SEC’s website at http://www.sec.gov.

Availability of Fund Updates

BlackRock will update performance and certain other data for the Funds on a monthly basis on its website in the “Closed-end Funds” section of http://www.blackrock.com as well as certain other material information as necessary from time to time. Investors and others are advised to check the website for updated performance information and the release of other material information about the Funds. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Funds and does not, and is not intended to, incorporate BlackRock’s website in this report.

BlackRock Privacy Principles

BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, “Clients”) and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal non-public information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our websites.

BlackRock does not sell or disclose to non-affiliated third parties any non-public personal information about its Clients, except as permitted by law or as is necessary to respond to regulatory requests or to service Client accounts. These non-affiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to non-public personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the non-public personal information of its Clients, including procedures relating to the proper storage and disposal of such information.

62	SEMI-ANNUAL REPORT	JANUARY 31, 2017

This report is intended for current holders. It is not a prospectus. Past performance results shown in this report should not be considered a representation of future performance. The Funds have leveraged their Common Shares, which creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares, and the risk that fluctuations in short-term interest rates may reduce the Common Shares’ yield. Statements and other information herein are as dated and are subject to change.

MY5-1/17-SAR

Item 2 –	Code of Ethics – Not Applicable to this semi-annual report

Item 3 –	Audit Committee Financial Expert – Not Applicable to this semi-annual report

Item 4 –	Principal Accountant Fees and Services – Not Applicable to this semi-annual report

Item 5 –	Audit Committee of Listed Registrants – Not Applicable to this semi-annual report

Item 6 –	Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.

Item 7 –	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable to this semi-annual report

Item 8 –	Portfolio Managers of Closed-End Management Investment Companies

(a)	Not Applicable to this semi-annual report.

(b)	As of the date of this filing, there have been no changes in any of the portfolio managers identified in the most recent annual report on Form N-CSR.

Item 9 –	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable

Item 10 –	Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.

Item 11 –	Controls and Procedures

(a) – The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934, as amended.

(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12 –	Exhibits attached hereto

(a)(1) – Code of Ethics – Not Applicable to this semi-annual report

(a)(2) – Certifications – Attached hereto

(a)(3) – Not Applicable

(b) –    Certifications – Attached hereto

2

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock MuniYield Arizona Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Arizona Fund, Inc.

Date: April 5, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski

Chief Executive Officer (principal executive officer) of

BlackRock MuniYield Arizona Fund, Inc.

Date: April 5, 2017

By:	/s/ Neal J. Andrews
Neal J. Andrews

Chief Financial Officer (principal financial officer) of

BlackRock MuniYield Arizona Fund, Inc.

Date: April 5, 2017

3